UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02396

T. Rowe Price New Income Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

May 31, 2024

New Income Fund

Z Class (TRVZX)

This annual shareholder report contains important information about New Income Fund (the "fund") for the period of June 1, 2023 to May 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Income Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  The U.S. investment-grade (IG) fixed income market generated positive results for the 12-month reporting period. Although U.S. Treasury yields generally moved higher, bond investors benefited from higher coupon payments as well as tighter credit spreads amid a resilient economy.

  The fund’s underweight to Treasuries combined with allocations to high yield bonds and loans, Treasury inflation protected securities, and securitized credit contributed to relative performance versus the Bloomberg U.S. Aggregate Bond Index. Security selection within the IG corporate sector was also beneficial.

  Tactical positioning adjustments on the yield curve detracted from performance versus the benchmark as competing concerns about growth and inflation led to elevated interest rate volatility. Security selection in the agency mortgage-backed securities sector also hurt performance as the fund’s positions in to-be-announced instruments generally underperformed cash bonds that offered more stable cash flows.

  The fund seeks to maximize total return through income and capital appreciation by investing in a broadly diversified portfolio of mostly investment-grade debt instruments. After shifting to an underweight position earlier in the period, we moved back to an overweight in IG corporates as recession fears eased, and the sector represented our largest position in absolute and relative terms at period-end.

  The fund held material exposure to derivatives, which had an overall negative effect on absolute returns. Specifically, the fund’s positions in interest rate derivatives, which are primarily used to manage exposure to certain parts of the yield curve, weighed on absolute performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2024

	Z Class	Regulatory/Strategy Benchmark
3/16/20	10,000	10,000
5/31/20	10,160	10,215
8/31/20	10,487	10,349
11/30/20	10,609	10,398
2/28/21	10,509	10,188
5/31/21	10,522	10,173
8/31/21	10,727	10,340
11/30/21	10,690	10,278
2/28/22	10,329	9,919
5/31/22	9,671	9,337
8/31/22	9,457	9,149
11/30/22	9,224	8,958
2/28/23	9,267	8,954
5/31/23	9,399	9,137
8/31/23	9,269	9,040
11/30/23	9,294	9,064
2/29/24	9,493	9,252
5/31/24	9,522	9,256

202405-3565004, 202407-3685382

F1264-052 7/24

Average Annual Total Returns

	1 Year	Since Inception 3/16/2020
New Income Fund (Z Class)	1.30%	- 1.16%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	1.31	- 1.82

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$16,586,966
Number of Portfolio Holdings	1,554
Investment Advisory Fees Paid (000s)	$8,917
Portfolio Turnover Rate	179.3%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	6.0%
AA Rated	3.6
A Rated	9.6
BBB Rated	17.3
BB Rated and Below	2.6
Not Rated	0.7
U.S. Government Agency Securities	28.5
U.S. Treasury Securities	30.7
Reserves	1.0

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	18.3%
Federal National Mortgage Assn.	14.8
U.S. Treasury Bonds	8.4
Government National Mortgage Assn.	6.9
Federal Home Loan Mortgage	5.8
U.S. Treasury Inflation-Indexed Notes	4.0
UMBS	1.0
Bank of America	0.7
UnitedHealth Group	0.6
JPMorgan Chase	0.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

New Income Fund

Z Class (TRVZX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

May 31, 2024

New Income Fund

R Class (RRNIX)

This annual shareholder report contains important information about New Income Fund (the "fund") for the period of June 1, 2023 to May 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Income Fund - R Class	$108	1.08%

What drove fund performance during the past 12 months?

  The U.S. investment-grade (IG) fixed income market generated positive results for the 12-month reporting period. Although U.S. Treasury yields generally moved higher, bond investors benefited from higher coupon payments as well as tighter credit spreads amid a resilient economy.

  The fund’s underweight to Treasuries combined with allocations to high yield bonds and loans, Treasury inflation protected securities, and securitized credit contributed to relative performance versus the Bloomberg U.S. Aggregate Bond Index. Security selection within the IG corporate sector was also beneficial.

  Tactical positioning adjustments on the yield curve detracted from performance versus the benchmark as competing concerns about growth and inflation led to elevated interest rate volatility. Security selection in the agency mortgage-backed securities sector also hurt performance as the fund’s positions in to-be-announced instruments generally underperformed cash bonds that offered more stable cash flows.

  The fund seeks to maximize total return through income and capital appreciation by investing in a broadly diversified portfolio of mostly investment-grade debt instruments. After shifting to an underweight position earlier in the period, we moved back to an overweight in IG corporates as recession fears eased, and the sector represented our largest position in absolute and relative terms at period-end.

  The fund held material exposure to derivatives, which had an overall negative effect on absolute returns. Specifically, the fund’s positions in interest rate derivatives, which are primarily used to manage exposure to certain parts of the yield curve, weighed on absolute performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2024

	R Class	Regulatory/Strategy Benchmark
2014	10,000	10,000
2014	10,082	10,090
2014	10,139	10,192
2015	10,246	10,318
2015	10,209	10,303
2015	10,101	10,247
2015	10,142	10,291
2016	10,216	10,473
2016	10,397	10,612
2016	10,643	10,859
2016	10,276	10,514
2017	10,382	10,621
2017	10,524	10,780
2017	10,645	10,912
2017	10,589	10,852
2018	10,432	10,674
2018	10,425	10,739
2018	10,467	10,798
2018	10,338	10,707
2019	10,628	11,013
2019	11,020	11,426
2019	11,433	11,896
2019	11,400	11,862
2020	11,730	12,299
2020	11,482	12,502
2020	11,817	12,666
2020	11,920	12,726
2021	11,774	12,470
2021	11,755	12,452
2021	11,961	12,655
2021	11,875	12,579
2022	11,444	12,140
2022	10,686	11,428
2022	10,420	11,198
2022	10,136	10,964
2023	10,156	10,960
2023	10,273	11,183
2023	10,117	11,064
2023	10,104	11,094
2024	10,293	11,324
2024	10,295	11,329

202405-3565004, 202407-3685382

F443-052 7/24

Average Annual Total Returns

	1 Year	5 Years	10 Years
New Income Fund (R Class)	0.21%	- 1.35%	0.29%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	1.31	- 0.17	1.26

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$16,586,966
Number of Portfolio Holdings	1,554
Investment Advisory Fees Paid (000s)	$8,917
Portfolio Turnover Rate	179.3%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	6.0%
AA Rated	3.6
A Rated	9.6
BBB Rated	17.3
BB Rated and Below	2.6
Not Rated	0.7
U.S. Government Agency Securities	28.5
U.S. Treasury Securities	30.7
Reserves	1.0

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	18.3%
Federal National Mortgage Assn.	14.8
U.S. Treasury Bonds	8.4
Government National Mortgage Assn.	6.9
Federal Home Loan Mortgage	5.8
U.S. Treasury Inflation-Indexed Notes	4.0
UMBS	1.0
Bank of America	0.7
UnitedHealth Group	0.6
JPMorgan Chase	0.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

New Income Fund

R Class (RRNIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

May 31, 2024

New Income Fund

Investor Class (PRCIX)

This annual shareholder report contains important information about New Income Fund (the "fund") for the period of June 1, 2023 to May 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Income Fund - Investor Class	$44	0.44%

What drove fund performance during the past 12 months?

  The U.S. investment-grade (IG) fixed income market generated positive results for the 12-month reporting period. Although U.S. Treasury yields generally moved higher, bond investors benefited from higher coupon payments as well as tighter credit spreads amid a resilient economy.

  The fund’s underweight to Treasuries combined with allocations to high yield bonds and loans, Treasury inflation protected securities, and securitized credit contributed to relative performance versus the Bloomberg U.S. Aggregate Bond Index. Security selection within the IG corporate sector was also beneficial.

  Tactical positioning adjustments on the yield curve detracted from performance versus the benchmark as competing concerns about growth and inflation led to elevated interest rate volatility. Security selection in the agency mortgage-backed securities sector also hurt performance as the fund’s positions in to-be-announced instruments generally underperformed cash bonds that offered more stable cash flows.

  The fund seeks to maximize total return through income and capital appreciation by investing in a broadly diversified portfolio of mostly investment-grade debt instruments. After shifting to an underweight position earlier in the period, we moved back to an overweight in IG corporates as recession fears eased, and the sector represented our largest position in absolute and relative terms at period-end.

  The fund held material exposure to derivatives, which had an overall negative effect on absolute returns. Specifically, the fund’s positions in interest rate derivatives, which are primarily used to manage exposure to certain parts of the yield curve, weighed on absolute performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2024

	Investor Class	Regulatory/Strategy Benchmark
2014	10,000	10,000
2014	10,107	10,090
2014	10,167	10,192
2015	10,299	10,318
2015	10,265	10,303
2015	10,171	10,247
2015	10,225	10,291
2016	10,324	10,473
2016	10,522	10,612
2016	10,774	10,859
2016	10,429	10,514
2017	10,552	10,621
2017	10,701	10,780
2017	10,852	10,912
2017	10,812	10,852
2018	10,657	10,674
2018	10,678	10,739
2018	10,740	10,798
2018	10,623	10,707
2019	10,926	11,013
2019	11,360	11,426
2019	11,804	11,896
2019	11,776	11,862
2020	12,137	12,299
2020	11,911	12,502
2020	12,280	12,666
2020	12,407	12,726
2021	12,264	12,470
2021	12,278	12,452
2021	12,501	12,655
2021	12,432	12,579
2022	12,000	12,140
2022	11,234	11,428
2022	10,973	11,198
2022	10,692	10,964
2023	10,717	10,960
2023	10,858	11,183
2023	10,709	11,064
2023	10,713	11,094
2024	10,930	11,324
2024	10,951	11,329

202405-3565004, 202407-3685382

F43-052 7/24

Average Annual Total Returns

	1 Year	5 Years	10 Years
New Income Fund (Investor Class)	0.86%	- 0.73%	0.91%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	1.31	- 0.17	1.26

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$16,586,966
Number of Portfolio Holdings	1,554
Investment Advisory Fees Paid (000s)	$8,917
Portfolio Turnover Rate	179.3%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	6.0%
AA Rated	3.6
A Rated	9.6
BBB Rated	17.3
BB Rated and Below	2.6
Not Rated	0.7
U.S. Government Agency Securities	28.5
U.S. Treasury Securities	30.7
Reserves	1.0

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	18.3%
Federal National Mortgage Assn.	14.8
U.S. Treasury Bonds	8.4
Government National Mortgage Assn.	6.9
Federal Home Loan Mortgage	5.8
U.S. Treasury Inflation-Indexed Notes	4.0
UMBS	1.0
Bank of America	0.7
UnitedHealth Group	0.6
JPMorgan Chase	0.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

New Income Fund

Investor Class (PRCIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

May 31, 2024

New Income Fund

Advisor Class (PANIX)

This annual shareholder report contains important information about New Income Fund (the "fund") for the period of June 1, 2023 to May 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Income Fund - Advisor Class	$92	0.92%

What drove fund performance during the past 12 months?

  The U.S. investment-grade (IG) fixed income market generated positive results for the 12-month reporting period. Although U.S. Treasury yields generally moved higher, bond investors benefited from higher coupon payments as well as tighter credit spreads amid a resilient economy.

  The fund’s underweight to Treasuries combined with allocations to high yield bonds and loans, Treasury inflation protected securities, and securitized credit contributed to relative performance versus the Bloomberg U.S. Aggregate Bond Index. Security selection within the IG corporate sector was also beneficial.

  Tactical positioning adjustments on the yield curve detracted from performance versus the benchmark as competing concerns about growth and inflation led to elevated interest rate volatility. Security selection in the agency mortgage-backed securities sector also hurt performance as the fund’s positions in to-be-announced instruments generally underperformed cash bonds that offered more stable cash flows.

  The fund seeks to maximize total return through income and capital appreciation by investing in a broadly diversified portfolio of mostly investment-grade debt instruments. After shifting to an underweight position earlier in the period, we moved back to an overweight in IG corporates as recession fears eased, and the sector represented our largest position in absolute and relative terms at period-end.

  The fund held material exposure to derivatives, which had an overall negative effect on absolute returns. Specifically, the fund’s positions in interest rate derivatives, which are primarily used to manage exposure to certain parts of the yield curve, weighed on absolute performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2024

	Advisor Class	Regulatory/Strategy Benchmark
2014	10,000	10,000
2014	10,101	10,090
2014	10,166	10,192
2015	10,282	10,318
2015	10,242	10,303
2015	10,141	10,247
2015	10,190	10,291
2016	10,283	10,473
2016	10,475	10,612
2016	10,720	10,859
2016	10,370	10,514
2017	10,486	10,621
2017	10,639	10,780
2017	10,772	10,912
2017	10,725	10,852
2018	10,575	10,674
2018	10,576	10,739
2018	10,629	10,798
2018	10,504	10,707
2019	10,796	11,013
2019	11,215	11,426
2019	11,644	11,896
2019	11,608	11,862
2020	11,955	12,299
2020	11,722	12,502
2020	12,076	12,666
2020	12,192	12,726
2021	12,040	12,470
2021	12,044	12,452
2021	12,252	12,655
2021	12,168	12,579
2022	11,707	12,140
2022	10,923	11,428
2022	10,661	11,198
2022	10,379	10,964
2023	10,428	10,960
2023	10,548	11,183
2023	10,390	11,064
2023	10,381	11,094
2024	10,580	11,324
2024	10,586	11,329

202405-3565004, 202407-3685382

F243-052 7/24

Average Annual Total Returns

	1 Year	5 Years	10 Years
New Income Fund (Advisor Class)	0.36%	- 1.15%	0.57%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	1.31	- 0.17	1.26

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$16,586,966
Number of Portfolio Holdings	1,554
Investment Advisory Fees Paid (000s)	$8,917
Portfolio Turnover Rate	179.3%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	6.0%
AA Rated	3.6
A Rated	9.6
BBB Rated	17.3
BB Rated and Below	2.6
Not Rated	0.7
U.S. Government Agency Securities	28.5
U.S. Treasury Securities	30.7
Reserves	1.0

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	18.3%
Federal National Mortgage Assn.	14.8
U.S. Treasury Bonds	8.4
Government National Mortgage Assn.	6.9
Federal Home Loan Mortgage	5.8
U.S. Treasury Inflation-Indexed Notes	4.0
UMBS	1.0
Bank of America	0.7
UnitedHealth Group	0.6
JPMorgan Chase	0.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

New Income Fund

Advisor Class (PANIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

May 31, 2024

New Income Fund

I Class (PRXEX)

This annual shareholder report contains important information about New Income Fund (the "fund") for the period of June 1, 2023 to May 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Income Fund - I Class	$36	0.36%

What drove fund performance during the past 12 months?

  The U.S. investment-grade (IG) fixed income market generated positive results for the 12-month reporting period. Although U.S. Treasury yields generally moved higher, bond investors benefited from higher coupon payments as well as tighter credit spreads amid a resilient economy.

  The fund’s underweight to Treasuries combined with allocations to high yield bonds and loans, Treasury inflation protected securities, and securitized credit contributed to relative performance versus the Bloomberg U.S. Aggregate Bond Index. Security selection within the IG corporate sector was also beneficial.

  Tactical positioning adjustments on the yield curve detracted from performance versus the benchmark as competing concerns about growth and inflation led to elevated interest rate volatility. Security selection in the agency mortgage-backed securities sector also hurt performance as the fund’s positions in to-be-announced instruments generally underperformed cash bonds that offered more stable cash flows.

  The fund seeks to maximize total return through income and capital appreciation by investing in a broadly diversified portfolio of mostly investment-grade debt instruments. After shifting to an underweight position earlier in the period, we moved back to an overweight in IG corporates as recession fears eased, and the sector represented our largest position in absolute and relative terms at period-end.

  The fund held material exposure to derivatives, which had an overall negative effect on absolute returns. Specifically, the fund’s positions in interest rate derivatives, which are primarily used to manage exposure to certain parts of the yield curve, weighed on absolute performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of May 31, 2024

	I Class	Regulatory/Strategy Benchmark
8/28/15	500,000	500,000
8/31/15	499,509	499,700
11/30/15	501,856	501,835
2/29/16	506,907	510,694
5/31/16	516,832	517,490
8/31/16	529,997	529,513
11/30/16	512,654	512,733
2/28/17	518,899	517,921
5/31/17	526,996	525,659
8/31/17	534,071	532,121
11/30/17	532,290	529,213
2/28/18	525,383	520,537
5/31/18	526,033	523,690
8/31/18	529,229	526,537
11/30/18	523,647	522,110
2/28/19	539,353	537,037
5/31/19	560,330	557,208
8/31/19	582,416	580,098
11/30/19	581,820	578,452
2/29/20	599,812	599,778
5/31/20	588,239	609,672
8/31/20	606,588	617,651
11/30/20	613,045	620,586
2/28/21	606,661	608,076
5/31/21	606,845	607,204
8/31/21	618,009	617,130
11/30/21	615,320	613,428
2/28/22	594,065	591,997
5/31/22	555,740	557,280
8/31/22	542,924	546,062
11/30/22	529,089	534,666
2/28/23	531,075	534,444
5/31/23	538,185	545,338
8/31/23	530,263	539,546
11/30/23	531,209	540,974
2/29/24	541,433	552,226
5/31/24	542,567	552,458

202405-3565004, 202407-3685382

F533-052 7/24

Average Annual Total Returns

	1 Year	5 Years	Since Inception 8/28/2015
New Income Fund (I Class)	0.81%	- 0.64%	0.94%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	1.31	- 0.17	1.15

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$16,586,966
Number of Portfolio Holdings	1,554
Investment Advisory Fees Paid (000s)	$8,917
Portfolio Turnover Rate	179.3%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	6.0%
AA Rated	3.6
A Rated	9.6
BBB Rated	17.3
BB Rated and Below	2.6
Not Rated	0.7
U.S. Government Agency Securities	28.5
U.S. Treasury Securities	30.7
Reserves	1.0

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	18.3%
Federal National Mortgage Assn.	14.8
U.S. Treasury Bonds	8.4
Government National Mortgage Assn.	6.9
Federal Home Loan Mortgage	5.8
U.S. Treasury Inflation-Indexed Notes	4.0
UMBS	1.0
Bank of America	0.7
UnitedHealth Group	0.6
JPMorgan Chase	0.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

New Income Fund

I Class (PRXEX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$33,841	$33,192
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,230,000 and $1,521,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
May 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRCIX New Income Fund –
.
PANIX New Income Fund–
.
Advisor Class
RRNIX New Income Fund–
.
R Class
PRXEX New Income Fund–
.
I Class
TRVZX New Income Fund–
.
Z Class

T. ROWE PRICE New Income Fund
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T. ROWE PRICE New Income Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET VALUE
Beginning of period $ 8.11 $ 8.66 $ 9.71 $ 9.70 $ 9.51
Investment activities
Net investment income
(1)(2)
0.33 0.26 0.15 0.19 0.26
Net realized and unrealized
gain/loss (0.27) (0.55) (0.96) 0.11 0.20
Total from investment activities 0.06 (0.29) (0.81) 0.30 0.46
Distributions
Net investment income (0.33) (0.26) (0.14) (0.20) (0.27)
Net realized gain — — (0.10) (0.09) —
Total distributions (0.33) (0.26) (0.24) (0.29) (0.27)
NET ASSET VALUE
End of period $ 7.84 $ 8.11 $ 8.66 $ 9.71 $ 9.70

T. ROWE PRICE New Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)
0.86% (3.35)% (8.50)% 3.08% 4.85%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.54% 0.53% 0.45% 0.47% 0.51%
Net expenses after waivers/
payments by Price Associates 0.44% 0.44% 0.45% 0.47% 0.49%
Net investment income 4.17% 3.13% 1.51% 1.96% 2.68%
Portfolio turnover rate
(4)
179.3% 171.6% 229.1% 126.4% 153.7%
Portfolio turnover rate, excluding
mortgage dollar roll transactions 90.7% 111.9% 93.1% 74.6% 69.5%
Net assets, end of period (in
millions) $715 $819 $1,000 $2,911 $4,430
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(4)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE New Income Fund
Financial Highlights

For a share outstanding throughout each period
Advisor Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET VALUE
Beginning of period $ 8.09 $ 8.64 $ 9.69 $ 9.68 $ 9.49
Investment activities
Net investment income
(1)(2)
0.29 0.25 0.06 0.16 0.22
Net realized and unrealized
gain/loss (0.26) (0.55) (0.95) 0.11 0.21
Total from investment activities 0.03 (0.30) (0.89) 0.27 0.43
Distributions
Net investment income (0.30) (0.25) (0.06) (0.17) (0.24)
Net realized gain — — (0.10) (0.09) —
Total distributions (0.30) (0.25) (0.16) (0.26) (0.24)
NET ASSET VALUE
End of period $ 7.82 $ 8.09 $ 8.64 $ 9.69 $ 9.68

T. ROWE PRICE New Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)
0.36% (3.43)% (9.31)% 2.75% 4.52%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1.29% 0.52% 1.31% 0.80% 0.83%
Net expenses after waivers/
payments by Price Associates 0.92% 0.52% 1.31% 0.80% 0.82%
Net investment income 3.69% 2.99% 0.65% 1.62% 2.32%
Portfolio turnover rate
(4)
179.3% 171.6% 229.1% 126.4% 153.7%
Portfolio turnover rate, excluding
mortgage dollar roll transactions 90.7% 111.9% 93.1% 74.6% 69.5%
Net assets, end of period (in
thousands) $7,769 $9,209 $14,228 $20,183 $45,409
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(4)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE New Income Fund
Financial Highlights

For a share outstanding throughout each period
R Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET VALUE
Beginning of period $ 8.11 $ 8.65 $ 9.70 $ 9.69 $ 9.50
Investment activities
Net investment income
(1)(2)
0.28 0.20 0.08 0.12 0.20
Net realized and unrealized
gain/loss (0.27) (0.53) (0.95) 0.11 0.20
Total from investment activities 0.01 (0.33) (0.87) 0.23 0.40
Distributions
Net investment income (0.28) (0.21) (0.08) (0.13) (0.21)
Net realized gain — — (0.10) (0.09) —
Total distributions (0.28) (0.21) (0.18) (0.22) (0.21)
NET ASSET VALUE
End of period $ 7.84 $ 8.11 $ 8.65 $ 9.70 $ 9.69

T. ROWE PRICE New Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
R Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)
0.21% (3.86)% (9.10)% 2.38% 4.19%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1.25% 1.08% 1.16% 1.30% 1.31%
Net expenses after waivers/
payments by Price Associates 1.08% 1.08% 1.11% 1.15% 1.14%
Net investment income 3.54% 2.47% 0.84% 1.26% 2.03%
Portfolio turnover rate
(4)
179.3% 171.6% 229.1% 126.4% 153.7%
Portfolio turnover rate, excluding
mortgage dollar roll transactions 90.7% 111.9% 93.1% 74.6% 69.5%
Net assets, end of period (in
thousands) $1,043 $1,012 $1,407 $2,024 $2,927
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(4)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE New Income Fund
Financial Highlights

For a share outstanding throughout each period
I Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET VALUE
Beginning of period $ 8.11 $ 8.65 $ 9.70 $ 9.69 $ 9.50
Investment activities
Net investment income
(1)(2)
0.34 0.27 0.16 0.20 0.27
Net realized and unrealized
gain/loss (0.28) (0.54) (0.96) 0.11 0.20
Total from investment activities 0.06 (0.27) (0.80) 0.31 0.47
Distributions
Net investment income (0.34) (0.27) (0.15) (0.21) (0.28)
Net realized gain — — (0.10) (0.09) —
Total distributions (0.34) (0.27) (0.25) (0.30) (0.28)
NET ASSET VALUE
End of period $ 7.83 $ 8.11 $ 8.65 $ 9.70 $ 9.69

T. ROWE PRICE New Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)
0.81% (3.16)% (8.42)% 3.16% 4.98%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.36% 0.36% 0.36% 0.39% 0.39%
Net expenses after waivers/
payments by Price Associates 0.36% 0.36% 0.36% 0.39% 0.37%
Net investment income 4.26% 3.22% 1.67% 2.04% 2.79%
Portfolio turnover rate
(4)
179.3% 171.6% 229.1% 126.4% 153.7%
Portfolio turnover rate, excluding
mortgage dollar roll transactions 90.7% 111.9% 93.1% 74.6% 69.5%
Net assets, end of period (in
millions) $2,561 $2,663 $3,015 $2,543 $3,695
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(4)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE New Income Fund
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
.. Year ..
.. Ended .
3/16/20
(1)
Through
5/31/20 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET VALUE
Beginning of period $ 8.11 $ 8.65 $ 9.70 $ 9.69 $ 9.60
Investment activities
Net investment income
(2)(3)
0.36 0.29 0.18 0.23 0.06
Net realized and unrealized
gain/loss (0.26) (0.54) (0.94) 0.12 0.09
Total from investment activities 0.10 (0.25) (0.76) 0.35 0.15
Distributions
Net investment income (0.37) (0.29) (0.19) (0.25) (0.06)
Net realized gain — — (0.10) (0.09) —
Total distributions (0.37) (0.29) (0.29) (0.34) (0.06)
NET ASSET VALUE
End of period $ 7.84 $ 8.11 $ 8.65 $ 9.70 $ 9.69

T. ROWE PRICE New Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
3/16/20
(1)
Through
5/31/20 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(3)(4)
1.30% (2.81)% (8.09)% 3.56% 1.60%
Ratios to average net assets:
(3)
Gross expenses before
waivers/payments by Price
Associates 0.32% 0.32% 0.34% 0.38% 0.38%
(5)
Net expenses after waivers/
payments by Price Associates 0.00% 0.00% 0.00% 0.00% 0.00%
(5)
Net investment income 4.63% 3.58% 1.93% 2.37% 3.01%
(5)
Portfolio turnover rate
(6)
179.3% 171.6% 229.1% 126.4% 153.7%
Portfolio turnover rate, excluding
mortgage dollar roll transactions 90.7% 111.9% 93.1% 74.6% 69.5%
Net assets, end of period (in
millions) $13,302 $12,355 $13,847 $15,804 $13,684
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized
(6)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE New Income Fund
May 31, 2024

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  7.2%
Car Loan  2.4%
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class C
0.89%, 10/19/26  11,618 11,305
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  10,301 9,833
AmeriCredit Automobile Receivables Trust
Series 2022-1, Class D
3.23%, 2/18/28  36,840 34,665
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  10,995 11,074
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 6.424%, 12/26/31 (1) 10,705 10,734
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 6.824%, 12/26/31 (1) 233 233
CarMax Auto Owner Trust
Series 2022-1, Class C
2.20%, 11/15/27  11,975 11,242
CarMax Auto Owner Trust
Series 2023-3, Class B
5.47%, 2/15/29  8,750 8,739
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  2,585 2,567
Carvana Auto Receivables Trust
Series 2022-N1, Class C
3.32%, 12/11/28 (1) 1,144 1,102
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  13,955 12,969
Carvana Auto Receivables Trust
Series 2023-N3, Class A
6.41%, 9/10/27 (1) 2,003 2,009
Carvana Auto Receivables Trust
Series 2024-N1, Class A3
5.60%, 3/10/28 (1) 6,580 6,562
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 7,995 7,977

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Enterprise Fleet Financing
Series 2024-1, Class A2
5.23%, 3/20/30 (1) 13,620 13,541
Enterprise Fleet Financing
Series 2024-1, Class A3
5.16%, 9/20/30 (1) 10,280 10,207
Exeter Automobile Receivables Trust
Series 2021-2A, Class D
1.40%, 4/15/27  8,374 8,028
Exeter Automobile Receivables Trust
Series 2022-1A, Class D
3.02%, 6/15/28  35,405 33,956
Exeter Automobile Receivables Trust
Series 2022-3A, Class C
5.30%, 9/15/27  19,445 19,349
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  3,250 3,281
Ford Credit Auto Lease Trust
Series 2023-B, Class B
6.20%, 2/15/27  2,545 2,567
Ford Credit Auto Lease Trust
Series 2023-B, Class C
6.43%, 4/15/27  9,545 9,677
Ford Credit Auto Lease Trust
Series 2023-B, Class D
6.97%, 6/15/28  7,830 7,974
Ford Credit Auto Lease Trust
Series 2024-A, Class A4
5.05%, 6/15/27  4,465 4,433
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 33,720 33,242
GM Financial Automobile Leasing Trust
Series 2023-1, Class C
5.76%, 1/20/27  6,550 6,547
Hyundai Auto Lease Securitization Trust
Series 2024-A, Class A4
5.07%, 2/15/28 (1) 5,515 5,481
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class A
5.59%, 4/25/29 (1) 10,780 10,779
Nissan Auto Lease Trust
Series 2024-A, Class A4
4.97%, 9/15/28  5,945 5,885

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31 (1) 947 938
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class B
5.64%, 12/15/33 (1) 575 573
Santander Drive Auto Receivables Trust
Series 2020-4, Class E
2.85%, 4/17/28 (1) 41,920 40,666
Santander Drive Auto Receivables Trust
Series 2022-2, Class C
3.76%, 7/16/29  17,240 16,739
SBNA Auto Lease Trust
Series 2024-A, Class A3
5.39%, 11/20/26 (1) 6,285 6,269
SBNA Auto Lease Trust
Series 2024-A, Class A4
5.24%, 1/22/29 (1) 6,020 5,997
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A4
4.94%, 1/21/31 (1) 4,615 4,560
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 2,340 2,316
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3
5.33%, 11/20/29 (1) 13,590 13,563
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class B
5.41%, 8/20/30 (1) 2,920 2,912
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 1,350 1,355
401,846
Other Asset-Backed Securities  4.5%
522 Funding
Series 2019-5A, Class BR, CLO, FRN
3M TSFR + 1.85%, 7.179%, 4/15/35 (1) 16,085 16,090
Amur Equipment Finance Receivables XIII
Series 2024-1A, Class A2
5.38%, 1/21/31 (1) 14,510 14,453
Applebee's Funding
Series 2023-1A, Class A2
7.824%, 3/5/53 (1) 7,880 8,136
Crown Point
Series 2018-7A, Class AR, CLO, FRN
3M TSFR + 1.23%, 6.556%, 10/20/31 (1) 20,450 20,424

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
CyrusOne Data Centers Issuer I
Series 2024-1A, Class A2
4.76%, 3/22/49 (1) 3,475 3,286
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 41,120 37,855
CyrusOne Data Centers Issuer I
Series 2024-3A, Class A2
4.65%, 5/20/49 (1) 15,975 14,396
Dell Equipment Finance Trust
Series 2023-3, Class C
6.17%, 4/23/29 (1) 4,328 4,369
Dell Equipment Finance Trust
Series 2024-1, Class A3
5.39%, 3/22/30 (1) 7,015 7,019
Dell Equipment Finance Trust
Series 2024-1, Class C
5.73%, 3/22/30 (1) 100 100
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 6,895 6,833
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 1,630 1,609
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 5,539 5,376
Driven Brands Funding
Series 2021-1A, Class A2
2.791%, 10/20/51 (1) 14,021 12,176
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M TSFR + 1.362%, 6.679%, 7/17/34 (1) 21,235 21,256
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 6,434 6,475
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 5,165 5,195
Elmwood
Series 2022-7A, Class AR, CLO, FRN
3M TSFR + 1.50%, 6.823%, 1/17/37 (1) 10,910 10,887
Elmwood VIII
Series 2021-1A, Class AR, CLO, FRN
3M TSFR + 1.55%, 6.877%, 4/20/37 (1) 7,690 7,727

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Golub Capital Partners
Series 2022-60A, Class AR, CLO, FRN
3M TSFR + 1.31%, 10/25/34 (1)(2) 11,190 11,190
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 4,094 3,472
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 22,315 22,222
HPEFS Equipment Trust
Series 2022-1A, Class C
1.96%, 5/21/29 (1) 5,736 5,637
HPEFS Equipment Trust
Series 2022-1A, Class D
2.40%, 11/20/29 (1) 12,510 12,108
HPEFS Equipment Trust
Series 2022-2A, Class C
4.43%, 9/20/29 (1) 4,445 4,390
HPEFS Equipment Trust
Series 2023-2A, Class B
6.25%, 1/21/31 (1) 1,285 1,294
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 5,005 5,052
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 3,320 3,369
Invesco U.S.
Series 2023-1A, Class AR, CLO, FRN
3M TSFR + 1.57%, 6.856%, 4/22/37 (1) 18,315 18,455
KKR
Series 2022-43A, Class A1R, CLO, FRN
3M TSFR + 1.75%, 7.079%, 1/15/36 (1) 11,620 11,717
KKR
Series 40A, Class AR, CLO, FRN
3M TSFR + 1.30%, 10/20/34 (1)(2) 14,140 14,140
Kubota Credit Owner Trust
Series 2023-1A, Class A4
5.07%, 2/15/29 (1) 5,255 5,209
Madison Park Funding LXI
Series 2023-61A, Class A, CLO, FRN
3M TSFR + 1.73%, 7.037%, 1/20/37 (1) 11,305 11,382
Madison Park Funding XLVII
Series 2020-47A, Class A1R, CLO, FRN
3M TSFR + 1.54%, 6.867%, 4/19/37 (1) 5,495 5,499

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Madison Park Funding XLVII
Series 2020-47A, Class BR, CLO, FRN
3M TSFR + 1.95%, 7.277%, 4/19/37 (1) 4,000 4,010
MidOcean Credit XI
Series 2022-11A, Class A1R, CLO, FRN
3M TSFR + 1.73%, 7.057%, 10/18/33 (1) 16,090 16,125
MMAF Equipment Finance
Series 2021-A, Class A5
1.19%, 11/13/43 (1) 5,020 4,626
MMAF Equipment Finance
Series 2024-A, Class A3
4.95%, 7/14/31 (1) 23,220 22,958
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 21,584 21,280
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 5,995 6,085
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 4,017 4,066
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 6.574%, 11/13/31 (1) 18,825 18,880
Octagon Investment Partners 49
Series 2020-5A, Class AR, CLO, FRN
3M TSFR + 1.52%, 6.811%, 4/15/37 (1) 24,110 24,206
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 3,037 3,037
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 3,023 3,046
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 1,160 1,177
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30 (1) 9,625 9,619
Palmer Square
Series 2020-3A, Class A1R2, CLO, FRN
3M TSFR + 1.65%, 6.972%, 11/15/36 (1) 17,485 17,646
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 4,705 4,699

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Progress Residential Trust
Series 2020-SFR3, Class A
1.294%, 10/17/27 (1) 2,836 2,676
Progress Residential Trust
Series 2020-SFR3, Class B
1.495%, 10/17/27 (1) 2,980 2,811
RR 28
Series 2024-28RA, Class A1R, CLO, FRN
3M TSFR + 1.55%, 6.841%, 4/15/37 (1) 21,300 21,247
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 26,380 26,347
Sierra Timeshare Receivables Funding
Series 2022-3A, Class B
6.32%, 7/20/39 (1) 1,554 1,557
Signal Peak
Series 2018-5A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 6.876%, 4/25/37 (1) 29,505 29,431
Symphony XVI
Series 2015-16A, Class ARR, CLO, FRN
3M TSFR + 1.20%, 6.523%, 10/15/31 (1) 38,270 38,222
Symphony XXXI
Series 2022-31A, Class B, CLO, FRN
3M TSFR + 1.85%, 7.175%, 4/22/35 (1) 14,150 14,100
TIAA
Series 2016-1A, Class ARR, CLO, FRN
3M TSFR + 1.25%, 6.575%, 7/20/31 (1) 26,960 27,029
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 24,035 23,221
Trinitas VI
Series 2017-6A, Class ARRR, CLO, FRN
3M TSFR + 1.33%, 1/25/34 (1)(2) 41,700 41,700
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 5,520 5,522
Verizon Master Trust
Series 2023-1, Class C
4.98%, 1/22/29  9,270 9,125
743,246
Student Loan  0.3%
Navient Private Education Loan Trust
Series 2017-A, Class B
3.91%, 12/16/58 (1) 7,437 7,247
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 20,755 17,309

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35 (1) 4,460 4,323
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53 (1) 13,095 11,502
40,381
Total Asset-Backed Securities
(Cost $1,197,916) 1,185,473
BANK LOANS  2.4% (3)
FINANCIAL INSTITUTIONS  0.7%
Brokerage Asset Managers Exchanges  0.3%
Citadel Securities, FRN
1M TSFR + 2.25%, 7.579%, 7/29/30  54,354 54,653
54,653
Insurance  0.4%
AssuredPartners, FRN
1M TSFR + 3.50%, 8.829%, 2/14/31  8,575 8,639
Asurion, FRN
1M TSFR + 3.25%, 8.694%, 12/23/26  3,466 3,440
Asurion, FRN
1M TSFR + 4.25%, 9.679%, 8/19/28  5,007 4,965
Asurion, FRN
1M TSFR + 5.25%, 10.694%, 1/31/28  5,993 5,624
Asurion, FRN
1M TSFR + 5.25%, 10.694%, 1/20/29  3,580 3,326
HUB International, FRN
1M TSFR + 3.25%, 8.575%, 6/20/30  15,048 15,143
Truist Insurance Holdings, FRN
1M TSFR + 3.25%, 8.586%, 5/6/31  13,665 13,745
54,882
Total Financial Institutions 109,535
INDUSTRIAL  1.4%
Capital Goods  0.1%
Charter Next Generation, FRN
1M TSFR + 3.50%, 8.829%, 12/1/27  8,499 8,535
Summit Materials, FRN
1M TSFR + 2.50%, 7.799%, 1/12/29  5,485 5,523
TransDigm, FRN
1M TSFR + 2.75%, 8.059%, 3/22/30  89 89
14,147

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Communications  0.1%
Lamar Media, FRN
1M TSFR + 1.50%, 6.929%, 2/5/27  14,435 14,399
14,399
Consumer Cyclical  0.4%
Caesars Entertainment, FRN
1M TSFR + 2.75%, 8.097%, 2/6/31  2,375 2,379
Delta 2, FRN
1M TSFR + 2.25%, 7.559%, 1/15/30  8,755 8,799
Hilton Domestic Operating, FRN
1M TSFR + 1.75%, 7.175%, 6/21/28  26,840 26,903
Hilton Domestic Operating, FRN
1M TSFR + 2.00%, 7.425%, 11/8/30  26,840 26,919
UFC Holdings, FRN
1M TSFR + 2.75%, 8.336%, 4/29/26  11,084 11,113
76,113
Consumer Non-Cyclical  0.3%
ICON Luxembourg, FRN
1M TSFR + 2.00%, 7.309%, 7/3/28  1,432 1,440
IQVIA, FRN
1M TSFR + 2.00%, 7.309%, 1/2/31  41,022 41,253
Medline Borrower, FRN
1M TSFR + 2.75%, 8.079%, 10/23/28  7,140 7,184
49,877
Technology  0.5%
Applied Systems, FRN
1M TSFR + 3.50%, 8.809%, 2/24/31  22,906 23,090
Applied Systems, FRN
1M TSFR + 5.25%, 10.559%, 2/23/32  323 334
Ascend Learning, FRN
1M TSFR + 3.50%, 8.929%, 12/11/28  6,023 6,015
AthenaHealth Group, FRN
1M TSFR + 3.25%, 8.579%, 2/15/29  4,991 4,977
Boost Newco Borrower, FRN
1M TSFR + 3.00%, 8.309%, 1/31/31  7,935 7,956
Boxer Parent, FRN
1M TSFR + 4.00%, 9.329%, 12/29/28  5,075 5,110
Epicor Software, FRN
1M TSFR + 3.25%, 8.694%, 7/30/27 (2) 8,208 8,235
Epicor Software, FRN
1M TSFR + 3.75%, 9.079%, 7/30/27  529 529
Epicor Software, FRN
1M USD LIBOR + 3.25%, 5/23/31 (2) 1,260 1,265
Gen Digital, FRN
1M TSFR + 1.50%, 6.929%, 9/10/27  4,481 4,483

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
UKG, FRN
1M TSFR + 3.50%, 8.82%, 2/10/31  19,475 19,614
81,608
Transportation  0.0%
Mileage Plus Holdings, FRN
3M TSFR + 5.25%, 10.733%, 6/21/27  1,829 1,869
1,869
Total Industrial 238,013
UTILITY  0.3%
Electric  0.3%
NRG Energy, FRN
1M TSFR + 2.00%, 7.328%, 4/16/31  41,270 41,415
Vistra Zero Operating, FRN
1M TSFR + 2.75%, 8.075%, 4/30/31  1,535 1,545
Total Utility 42,960
Total Bank Loans
(Cost $387,625) 390,508
BOND MUTUAL FUNDS  0.0%
Trusts & Mutual Funds  0.0%
T. Rowe Price Institutional Floating Rate Fund - Z Class, 8.97% (4)
(5) 34 322
Total Bond Mutual Funds
(Cost $299) 322
CORPORATE BONDS  26.4%
FINANCIAL INSTITUTIONS  10.3%
Banking  6.9%
Banco Bilbao Vizcaya Argentaria, VR, 6.033%, 3/13/35 (6) 24,400 24,435
Bank of America, VR, 1.898%, 7/23/31 (6) 76,106 61,977
Bank of America, VR, 2.299%, 7/21/32 (6) 13,098 10,603
Bank of America, VR, 2.496%, 2/13/31 (6) 23,595 20,180
Bank of America, VR, 5.819%, 9/15/29 (6) 25,037 25,375
Bank of New York Mellon, VR, 5.188%, 3/14/35 (6) 15,100 14,817
Bank of New York Mellon, VR, 6.474%, 10/25/34 (6) 18,245 19,622
Barclays, VR, 2.852%, 5/7/26 (6) 8,973 8,741
Barclays, VR, 5.304%, 8/9/26 (6) 5,668 5,635
Barclays, VR, 5.69%, 3/12/30 (6) 14,150 14,148
Barclays, VR, 6.692%, 9/13/34 (6) 25,860 27,369
BNP Paribas, VR, 5.738%, 2/20/35 (1)(6)(7) 20,535 20,388
CaixaBank, VR, 6.037%, 6/15/35 (1)(6) 19,705 19,677

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
CaixaBank, VR, 6.208%, 1/18/29 (1)(6) 21,910 22,223
CaixaBank, VR, 6.684%, 9/13/27 (1)(6) 16,185 16,456
CaixaBank, VR, 6.84%, 9/13/34 (1)(6) 9,695 10,280
Capital One Financial, 3.75%, 3/9/27  23,993 22,957
Capital One Financial, VR, 2.359%, 7/29/32 (6) 4,669 3,641
Capital One Financial, VR, 3.273%, 3/1/30 (6) 9,245 8,288
Capital One Financial, VR, 5.247%, 7/26/30 (6) 3,340 3,252
Capital One Financial, VR, 5.70%, 2/1/30 (6)(7) 3,361 3,348
Capital One Financial, VR, 6.051%, 2/1/35 (6)(7) 9,260 9,309
Capital One Financial, VR, 7.624%, 10/30/31 (6) 3,005 3,275
Citigroup, 4.45%, 9/29/27  5,040 4,897
Citigroup, VR, 2.561%, 5/1/32 (6) 10,603 8,761
Citigroup, VR, 3.106%, 4/8/26 (6) 12,300 12,026
Citigroup, VR, 5.827%, 2/13/35 (6) 57,900 57,330
Danske Bank, VR, 3.244%, 12/20/25 (1)(6) 21,957 21,632
Danske Bank, VR, 5.705%, 3/1/30 (1)(6) 12,075 12,075
Deutsche Bank, VR, 3.961%, 11/26/25 (6) 11,345 11,237
Fifth Third Bancorp, 2.375%, 1/28/25  3,260 3,188
Fifth Third Bancorp, 2.55%, 5/5/27  2,040 1,891
Fifth Third Bancorp, VR, 5.631%, 1/29/32 (6) 5,270 5,220
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (6)(7) 12,345 12,606
Fifth Third Bancorp, VR, 6.361%, 10/27/28 (6) 2,875 2,923
Fifth Third Bank, 2.25%, 2/1/27  830 765
Fifth Third Bank, 3.85%, 3/15/26  2,345 2,266
Fifth Third Bank, 3.95%, 7/28/25  1,630 1,598
Goldman Sachs Group, VR, 2.383%, 7/21/32 (6) 17,802 14,400
Goldman Sachs Group, VR, 3.615%, 3/15/28 (6) 20,205 19,260
Goldman Sachs Group, VR, 3.691%, 6/5/28 (6) 6,770 6,446
Goldman Sachs Group, VR, 4.482%, 8/23/28 (6) 22,790 22,181
Huntington National Bank, VR, 5.699%, 11/18/25 (6) 3,380 3,368
ING Groep, VR, 6.114%, 9/11/34 (6) 9,190 9,477
JPMorgan Chase, VR, 1.764%, 11/19/31 (6) 42,600 34,260
JPMorgan Chase, VR, 2.522%, 4/22/31 (6) 4,475 3,836
JPMorgan Chase, VR, 2.739%, 10/15/30 (6) 12,398 10,811
JPMorgan Chase, VR, 2.956%, 5/13/31 (6) 38,833 33,585
JPMorgan Chase, VR, 5.04%, 1/23/28 (6) 9,645 9,518
JPMorgan Chase, VR, 5.336%, 1/23/35 (6) 8,860 8,727
Morgan Stanley, VR, 1.512%, 7/20/27 (6) 22,190 20,428
Morgan Stanley, VR, 5.173%, 1/16/30 (6) 15,220 15,100
PNC Financial Services Group, VR, 5.30%, 1/21/28 (6) 4,985 4,952
PNC Financial Services Group, VR, 6.875%, 10/20/34 (6) 16,895 18,288
Santander Holdings USA, VR, 6.124%, 5/31/27 (6) 4,460 4,479
Santander Holdings USA, VR, 6.342%, 5/31/35 (6) 21,625 21,662

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Santander UK Group Holdings, VR, 1.532%, 8/21/26 (6) 48,133 45,570
Societe Generale, VR, 5.519%, 1/19/28 (1)(6) 33,760 33,317
Societe Generale, VR, 5.634%, 1/19/30 (1)(6)(7) 19,725 19,541
Standard Chartered, VR, 1.456%, 1/14/27 (1)(6) 10,354 9,657
Standard Chartered, VR, 5.905%, 5/14/35 (1)(6) 28,730 28,742
U.S. Bancorp, VR, 5.384%, 1/23/30 (6) 6,380 6,340
U.S. Bancorp, VR, 5.678%, 1/23/35 (6) 28,985 28,859
UBS, 5.65%, 9/11/28  4,755 4,845
UBS AG, 7.50%, 2/15/28  4,460 4,757
UBS Group, 4.55%, 4/17/26  3,670 3,606
UBS Group, VR, 1.305%, 2/2/27 (1)(6) 16,210 15,018
UBS Group, VR, 1.364%, 1/30/27 (1)(6) 14,633 13,628
UBS Group, VR, 2.193%, 6/5/26 (1)(6) 15,135 14,602
UBS Group, VR, 2.746%, 2/11/33 (1)(6) 7,329 5,991
UBS Group, VR, 3.091%, 5/14/32 (1)(6) 15,685 13,377
UBS Group, VR, 4.751%, 5/12/28 (1)(6) 4,085 3,997
UBS Group, VR, 5.711%, 1/12/27 (1)(6) 4,035 4,035
UBS Group, VR, 6.246%, 9/22/29 (1)(6) 3,135 3,221
UBS Group, VR, 6.301%, 9/22/34 (1)(6) 12,855 13,378
UBS Group, VR, 6.537%, 8/12/33 (1)(6) 1,600 1,685
UBS Group, VR, 9.25% (1)(6)(8) 2,250 2,402
Wells Fargo, VR, 2.572%, 2/11/31 (6) 49,550 42,612
Wells Fargo, VR, 4.478%, 4/4/31 (6) 16,431 15,610
Wells Fargo, VR, 5.198%, 1/23/30 (6) 19,905 19,650
1,149,629
Brokerage Asset Managers Exchanges  0.3%
HAT Holdings I, 8.00%, 6/15/27 (1) 10,245 10,591
Jane Street Group, 7.125%, 4/30/31 (1) 11,795 11,972
Lseg U.S. Fin, 5.297%, 3/28/34 (1) 12,015 11,879
LSEGA Financing, 2.50%, 4/6/31 (1) 14,998 12,555
LSEGA Financing, 3.20%, 4/6/41 (1) 6,705 4,977
51,974
Finance Companies  0.3%
AerCap Ireland Capital, 3.30%, 1/30/32  10,508 8,964
AerCap Ireland Capital, 5.10%, 1/19/29  7,745 7,599
Navient, 9.375%, 7/25/30  6,025 6,258
Navient, 11.50%, 3/15/31  4,955 5,438
OneMain Finance, 9.00%, 1/15/29  11,155 11,699
39,958
Financial Other  0.0%
Howard Hughes, 5.375%, 8/1/28 (1) 3,050 2,871
2,871
Insurance  2.2%
Alliant Holdings Intermediate, 6.75%, 4/15/28 (1) 6,565 6,573

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Alliant Holdings Intermediate, 7.00%, 1/15/31 (1) 2,450 2,456
AmWINS Group, 6.375%, 2/15/29 (1) 4,935 4,898
Aon, 2.80%, 5/15/30  3,835 3,337
Athene Global Funding, 5.684%, 2/23/26 (1) 22,515 22,452
Centene, 2.50%, 3/1/31  23,230 18,947
Centene, 3.00%, 10/15/30  8,330 7,049
Centene, 3.375%, 2/15/30  9,455 8,321
Centene, 4.25%, 12/15/27  3,340 3,177
Centene, 4.625%, 12/15/29  41,038 38,473
CNO Financial Group, 5.25%, 5/30/25  9,713 9,652
Corebridge Financial, 3.85%, 4/5/29  3,495 3,243
Corebridge Financial, 3.90%, 4/5/32  16,445 14,696
Corebridge Global Funding, 5.20%, 1/12/29 (1) 3,270 3,242
Elevance Health, 5.125%, 2/15/53  8,335 7,659
HUB International, 7.25%, 6/15/30 (1) 13,485 13,704
Humana, 3.95%, 3/15/27  6,275 6,045
Humana, 4.875%, 4/1/30  15,720 15,289
Humana, 5.375%, 4/15/31  15,235 15,034
Humana, 5.75%, 4/15/54 (7) 6,310 6,080
Humana, 5.95%, 3/15/34 (7) 9,325 9,485
Jones Deslauriers Insurance Management, 8.50%, 3/15/30 (1) 7,898 8,293
Marsh & McLennan, 5.70%, 9/15/53  20,305 20,368
Metropolitan Life Global Funding I, 5.15%, 3/28/33 (1) 9,335 9,159
Panther Escrow Issuer, 7.125%, 6/1/31 (1) 4,685 4,714
UnitedHealth Group, 4.50%, 4/15/33 (7) 16,060 15,280
UnitedHealth Group, 5.00%, 4/15/34  22,045 21,561
UnitedHealth Group, 5.05%, 4/15/53  41,794 38,911
UnitedHealth Group, 5.875%, 2/15/53  28,585 29,774
367,872
Real Estate Investment Trusts  0.6%
Alexandria Real Estate Equities, 5.25%, 5/15/36  2,525 2,420
Brixmor Operating Partnership, 3.90%, 3/15/27  30,217 28,870
Brixmor Operating Partnership, 4.05%, 7/1/30  1,984 1,821
Brixmor Operating Partnership, 4.125%, 6/15/26  55,609 53,960
Essex Portfolio, 1.65%, 1/15/31 (7) 10,099 7,954
Invitation Homes Operating Partnership, 5.45%, 8/15/30  4,206 4,190
99,215
Total Financial Institutions 1,711,519
INDUSTRIAL  13.1%
Basic Industry  0.2%
AngloGold Ashanti Holdings, 3.375%, 11/1/28 (7) 3,725 3,329
Freeport-McMoRan, 4.375%, 8/1/28  6,681 6,405
Freeport-McMoRan, 5.00%, 9/1/27  1,558 1,533

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Westlake, 1.625%, 7/17/29 (EUR)  20,686 19,873
31,140
Capital Goods  0.8%
AGCO, 5.80%, 3/21/34  4,170 4,151
BAE Systems, 5.30%, 3/26/34 (1) 10,970 10,799
Boeing, 3.25%, 2/1/28  3,405 3,099
Boeing, 3.75%, 2/1/50  5,030 3,278
Boeing, 5.04%, 5/1/27  8,010 7,828
Boeing, 6.388%, 5/1/31 (1) 8,645 8,751
Boeing, 6.528%, 5/1/34 (1) 19,815 20,075
Boeing, 6.858%, 5/1/54 (1) 6,405 6,491
Ingersoll Rand, 5.314%, 6/15/31 (7) 8,185 8,191
Ingersoll Rand, 5.45%, 6/15/34 (7) 6,700 6,691
Ingersoll Rand, 5.70%, 6/15/54  5,610 5,673
Owens Corning, 5.70%, 6/15/34  8,985 9,008
Owens Corning, 5.95%, 6/15/54 (7) 9,090 9,123
Ritchie Bros Holdings, 7.75%, 3/15/31 (1) 5,237 5,453
Stanley Black & Decker, 2.75%, 11/15/50  6,891 3,929
TransDigm, 6.875%, 12/15/30 (1) 4,195 4,232
TransDigm, 7.125%, 12/1/31 (1) 7,965 8,134
124,906
Communications  3.3%
Altice Financing, 5.00%, 1/15/28 (1)(7) 3,861 3,021
Altice Financing, 9.625%, 7/15/27 (1) 10,603 9,781
American Tower, 5.20%, 2/15/29  6,015 5,973
American Tower, 5.45%, 2/15/34  17,660 17,453
AT&T, 3.50%, 9/15/53  11,088 7,471
CCO Holdings, 6.375%, 9/1/29 (1) 8,250 7,703
CCO Holdings, 7.375%, 3/1/31 (1) 1,460 1,409
Cellnex Finance, 2.00%, 9/15/32 (EUR)  12,400 11,451
Cellnex Finance, 2.00%, 2/15/33 (EUR)  9,200 8,411
Cellnex Telecom, 1.75%, 10/23/30 (EUR) (7) 5,400 5,116
Charter Communications Operating, 2.80%, 4/1/31  20,830 16,959
Charter Communications Operating, 3.75%, 2/15/28  8,600 7,971
Charter Communications Operating, 5.25%, 4/1/53 (7) 21,850 17,220
Charter Communications Operating, 6.484%, 10/23/45  5,900 5,432
Charter Communications Operating, 6.65%, 2/1/34 (7) 19,440 19,687
Comcast, 3.25%, 11/1/39  23,223 17,703
Crown Castle, 5.60%, 6/1/29  12,885 12,959
Crown Castle, 5.80%, 3/1/34  8,360 8,416
Crown Castle Towers, 3.663%, 5/15/25 (1) 50,986 49,865
CSC Holdings, 11.75%, 1/31/29 (1) 2,965 2,350
Interpublic Group, 4.65%, 10/1/28  7,525 7,320
Meta Platforms, 5.60%, 5/15/53  26,215 26,500

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Netflix, 4.625%, 5/15/29 (EUR)  7,605 8,565
Rogers Communications, 3.80%, 3/15/32  10,875 9,619
Rogers Communications, 4.35%, 5/1/49  1,365 1,080
Rogers Communications, 4.55%, 3/15/52  56,583 45,924
Rogers Communications, 5.00%, 2/15/29  18,431 18,096
Rogers Communications, 5.30%, 2/15/34 (7) 20,675 20,085
SBA Tower Trust, 1.84%, 4/15/27 (1) 21,685 19,348
SBA Tower Trust, 2.593%, 10/15/31 (1) 17,515 14,128
Sirius XM Radio, 4.00%, 7/15/28 (1) 4,365 3,885
Sirius XM Radio, 5.00%, 8/1/27 (1) 4,168 3,944
Sprint Capital, 6.875%, 11/15/28  24,540 25,828
Sprint Capital, 8.75%, 3/15/32  15,530 18,500
T-Mobile USA, 5.75%, 1/15/54  34,110 33,939
T-Mobile USA, 6.00%, 6/15/54 (7) 9,255 9,553
Vmed O2 U.K. Financing I, 7.75%, 4/15/32 (1) 13,850 13,504
Walt Disney, 3.60%, 1/13/51  9,955 7,402
Warnermedia Holdings, 3.755%, 3/15/27  19,535 18,508
542,079
Consumer Cyclical  1.5%
Caesars Entertainment, 7.00%, 2/15/30 (1) 5,700 5,757
Carnival, 7.00%, 8/15/29 (1) 3,575 3,669
Carnival, 10.50%, 6/1/30 (1)(7) 7,385 7,994
Clarios Global, 6.75%, 5/15/28 (1) 4,857 4,893
Daimler Truck Finance North America, 5.375%, 1/18/34 (1) 2,275 2,250
Dollar General, 5.45%, 7/5/33 (7) 1,352 1,334
Ford Motor, 9.625%, 4/22/30  8,295 9,609
Ford Motor Credit, 4.95%, 5/28/27  6,895 6,709
Ford Motor Credit, 5.80%, 3/5/27  6,545 6,524
Ford Motor Credit, 6.798%, 11/7/28  5,070 5,236
Ford Motor Credit, 6.80%, 5/12/28  4,760 4,894
Ford Motor Credit, 7.122%, 11/7/33  5,050 5,368
Ford Motor Credit, 7.35%, 11/4/27  1,255 1,304
General Motors Financial, 5.55%, 7/15/29  12,735 12,687
General Motors Financial, 5.80%, 6/23/28  6,420 6,461
GLP Capital, 3.35%, 9/1/24  6,162 6,114
Hilton Domestic Operating, 6.125%, 4/1/32 (1) 4,605 4,536
Hyundai Capital America, 5.35%, 3/19/29 (1) 5,630 5,588
Hyundai Capital America, 5.40%, 1/8/31 (1)(7) 3,290 3,268
Hyundai Capital America, 5.50%, 3/30/26 (1)(7) 5,370 5,359
Hyundai Capital America, 6.50%, 1/16/29 (1) 6,620 6,864
Las Vegas Sands, 3.50%, 8/18/26  10,677 10,142
Las Vegas Sands, 5.90%, 6/1/27  3,795 3,800
Lowe's, 4.25%, 4/1/52  4,402 3,455

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Lowe's, 5.625%, 4/15/53  6,080 5,873
Lowe's, 5.75%, 7/1/53  5,950 5,855
Match Group Holdings II, 5.00%, 12/15/27 (1) 4,992 4,730
Rivian Holdings, FRN, 6M TSFR + 6.028%, 11.31%, 10/15/26 (1) 5,270 5,165
Ross Stores, 1.875%, 4/15/31 (7) 20,720 16,788
Royal Caribbean Cruises, 6.25%, 3/15/32 (1) 1,990 1,972
Royal Caribbean Cruises, 8.25%, 1/15/29 (1) 7,470 7,881
Six Flags Entertainment, 6.625%, 5/1/32 (1) 7,020 6,994
VF, 2.95%, 4/23/30 (7) 16,259 13,142
Volkswagen Group of America Finance, 4.75%, 11/13/28 (1) 13,610 13,260
Volkswagen Group of America Finance, 5.60%, 3/22/34 (1) 14,705 14,565
Yum! Brands, 5.375%, 4/1/32  4,970 4,734
ZF North America Capital, 6.75%, 4/23/30 (1) 3,890 3,929
ZF North America Capital, 6.875%, 4/23/32 (1) 4,735 4,830
ZF North America Capital, 7.125%, 4/14/30 (1) 1,690 1,739
245,272
Consumer Non-Cyclical  3.6%
AbbVie, 4.05%, 11/21/39  13,104 11,354
AbbVie, 4.25%, 11/21/49  14,924 12,396
AbbVie, 4.50%, 5/14/35  20,682 19,421
AbbVie, 4.875%, 11/14/48  28,471 26,187
AbbVie, 5.05%, 3/15/34  22,365 22,113
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49  22,565 22,520
Astrazeneca Finance, 5.00%, 2/26/34  25,165 24,845
BAT Capital, 2.259%, 3/25/28  5,565 4,960
BAT Capital, 6.00%, 2/20/34  8,890 8,995
BAT Capital, 6.343%, 8/2/30  3,090 3,225
BAT Capital, 7.079%, 8/2/43  8,280 8,809
BAT Capital, 7.081%, 8/2/53 (7) 26,775 28,837
Bayer U.S. Finance, 6.25%, 1/21/29 (1) 7,686 7,806
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 11,085 11,307
Bayer U.S. Finance II, 4.25%, 12/15/25 (1) 8,165 7,953
Becton Dickinson & Company, 2.823%, 5/20/30  10,563 9,237
Bimbo Bakeries USA, 5.375%, 1/9/36 (1) 3,410 3,296
Bimbo Bakeries USA, 6.40%, 1/15/34 (1) 3,390 3,575
Bristol-Myers Squibb, 5.55%, 2/22/54  7,205 7,076
Bristol-Myers Squibb, 5.65%, 2/22/64  9,630 9,417
Bristol-Myers Squibb, 6.25%, 11/15/53  11,112 11,919
CVS Health, 5.05%, 3/25/48  37,769 32,613
CVS Health, 5.625%, 2/21/53  16,520 15,373
CVS Health, 5.875%, 6/1/53  9,060 8,725
Eli Lilly, 4.70%, 2/9/34  25,605 24,871
HCA, 3.50%, 9/1/30  18,270 16,306

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Icon Investments Six, 5.849%, 5/8/29  4,535 4,578
Icon Investments Six, 6.00%, 5/8/34  5,710 5,809
IQVIA, 6.25%, 2/1/29  13,440 13,726
IQVIA, 6.50%, 5/15/30 (1) 435 438
Mars, 4.75%, 4/20/33 (1) 16,610 16,036
Mattel, 5.875%, 12/15/27 (1)(7) 16,405 16,282
Medline Borrower, 6.25%, 4/1/29 (1) 11,715 11,700
Mondelez International, 2.75%, 4/13/30  4,714 4,138
Pfizer Investment Enterprises, 5.30%, 5/19/53  10,425 9,975
Pfizer Investment Enterprises, 5.34%, 5/19/63  17,625 16,551
Philip Morris International, 5.125%, 2/15/30  10,740 10,657
Revvity, 1.90%, 9/15/28  13,950 12,091
Revvity, 2.25%, 9/15/31  7,580 6,147
Revvity, 3.30%, 9/15/29  10,440 9,441
Sartorius Finance, 4.875%, 9/14/35 (EUR)  14,300 16,238
Solventum, 5.40%, 3/1/29 (1) 15,605 15,508
Solventum, 5.60%, 3/23/34 (1) 16,310 16,024
Solventum, 5.90%, 4/30/54 (1) 16,480 15,821
Solventum, 6.00%, 5/15/64 (1) 16,455 15,702
Sutter Health, 5.164%, 8/15/33  5,265 5,237
Teva Pharmaceutical Finance Netherlands III, 8.125%, 9/15/31  4,195 4,578
589,813
Energy  3.1%
Boardwalk Pipelines, 3.40%, 2/15/31  15,531 13,527
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27  10,066 9,965
Cheniere Energy, 4.625%, 10/15/28  6,820 6,581
Cheniere Energy, 5.65%, 4/15/34 (1) 16,590 16,463
Cheniere Energy Partners, 4.50%, 10/1/29  4,379 4,160
Cheniere Energy Partners, 5.75%, 8/15/34 (1) 25,305 25,080
Cheniere Energy Partners, 5.95%, 6/30/33  13,221 13,304
Columbia Pipelines Holding, 5.681%, 1/15/34 (1) 16,685 16,334
Continental Resources, 4.375%, 1/15/28  3,430 3,271
Diamondback Energy, 5.15%, 1/30/30  5,650 5,588
Diamondback Energy, 5.40%, 4/18/34  25,974 25,530
Diamondback Energy, 5.75%, 4/18/54  8,900 8,564
Diamondback Energy, 5.90%, 4/18/64  11,060 10,645
Diamondback Energy, 6.25%, 3/15/53  3,420 3,526
Enbridge, 5.30%, 4/5/29  9,800 9,761
Enbridge, 5.625%, 4/5/34  13,535 13,407
Enbridge, 6.20%, 11/15/30  5,155 5,378
Enbridge, 6.70%, 11/15/53  8,130 8,868
Energy Transfer, 2.90%, 5/15/25  8,697 8,459
Energy Transfer, 5.55%, 5/15/34  8,960 8,808

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Energy Transfer, 5.95%, 5/15/54  5,935 5,701
Energy Transfer, 6.40%, 12/1/30  11,100 11,599
Energy Transfer, 6.55%, 12/1/33  5,350 5,640
Eni, 5.50%, 5/15/34 (1) 12,625 12,554
Eni, 5.95%, 5/15/54 (1) 15,730 15,585
Hilcorp Energy I, 8.375%, 11/1/33 (1) 8,416 8,963
Kinetik Holdings, 5.875%, 6/15/30 (1) 2,861 2,786
Kinetik Holdings, 6.625%, 12/15/28 (1) 593 597
Occidental Petroleum, 6.125%, 1/1/31  13,454 13,740
Occidental Petroleum, 6.20%, 3/15/40  3,705 3,719
Occidental Petroleum, 6.375%, 9/1/28 (7) 4,630 4,752
Occidental Petroleum, 6.45%, 9/15/36  3,105 3,237
Occidental Petroleum, 6.625%, 9/1/30  4,570 4,776
Occidental Petroleum, 7.50%, 5/1/31  12,010 13,226
Occidental Petroleum, 8.50%, 7/15/27  5,295 5,672
Occidental Petroleum, 8.875%, 7/15/30  26,910 30,711
ONEOK, 5.65%, 11/1/28  3,150 3,185
ONEOK, 5.80%, 11/1/30  9,460 9,628
ONEOK, 6.05%, 9/1/33  9,310 9,548
Ovintiv, 5.65%, 5/15/28  6,425 6,484
Raizen Fuels Finance, 6.45%, 3/5/34 (1) 5,330 5,415
Raizen Fuels Finance, 6.95%, 3/5/54 (1) 4,930 4,976
Sabine Pass Liquefaction, 4.20%, 3/15/28  3,320 3,191
Sunoco, 7.00%, 5/1/29 (1) 1,950 1,984
Sunoco, 7.25%, 5/1/32 (1) 3,641 3,714
Tallgrass Energy Partners, 7.375%, 2/15/29 (1) 940 942
Targa Resources, 6.15%, 3/1/29  15,155 15,549
Targa Resources Partners, 5.00%, 1/15/28  3,285 3,195
Targa Resources Partners, 5.50%, 3/1/30  5,907 5,811
Targa Resources Partners, 6.875%, 1/15/29  3,817 3,917
TER Finance Jersey, Series 21, Zero Coupon, 1/2/25 (1)(9) 23,600 22,715
Venture Global Calcasieu Pass, 4.125%, 8/15/31 (1) 5,595 4,931
Venture Global Calcasieu Pass, 6.25%, 1/15/30 (1) 3,960 3,955
Venture Global LNG, 8.375%, 6/1/31 (1) 3,230 3,331
Venture Global LNG, 9.50%, 2/1/29 (1) 15,710 16,986
Western Midstream Operating, 4.50%, 3/1/28  3,365 3,239
Western Midstream Operating, 6.35%, 1/15/29  3,190 3,287
Williams, 2.60%, 3/15/31  29,960 25,207
521,667
Industrial Other  0.0%
Booz Allen Hamilton, 5.95%, 8/4/33  7,290 7,481
7,481
Technology  0.5%
Atlassian, 5.25%, 5/15/29  5,055 5,036

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Boost Newco Borrower, 7.50%, 1/15/31 (1) 4,410 4,559
Broadcom, 2.60%, 2/15/33 (1) 11,876 9,458
Broadcom, 3.419%, 4/15/33 (1) 16,816 14,338
Fiserv, 4.20%, 10/1/28  3,380 3,228
Micron Technology, 6.75%, 11/1/29  11,330 11,996
Motorola Solutions, 5.00%, 4/15/29  6,750 6,647
Motorola Solutions, 5.40%, 4/15/34  7,860 7,766
Oracle, 4.90%, 2/6/33  16,745 16,147
UKG, 6.875%, 2/1/31 (1) 6,580 6,621
85,796
Transportation  0.1%
Autostrade per l'Italia, 2.00%, 1/15/30 (EUR)  17,020 16,475
Genesee & Wyoming, 6.25%, 4/15/32 (1) 5,025 4,962
21,437
Total Industrial 2,169,591
UTILITY  3.0%
Electric  2.8%
American Electric Power, 5.20%, 1/15/29  11,820 11,724
Baltimore Gas & Electric, 5.40%, 6/1/53 (7) 7,960 7,634
DTE Energy, 4.875%, 6/1/28  3,220 3,169
DTE Energy, 5.10%, 3/1/29  22,930 22,598
Duke Energy, 5.00%, 8/15/52  21,270 18,533
Duke Energy, 6.10%, 9/15/53  10,092 10,331
Edison International, 6.95%, 11/15/29  3,045 3,229
Eversource Energy, 5.85%, 4/15/31  12,870 12,980
Eversource Energy, 5.95%, 7/15/34  24,805 24,917
Exelon, 5.45%, 3/15/34  8,675 8,604
Exelon, 5.60%, 3/15/53  26,830 25,858
FirstEnergy, 2.65%, 3/1/30 (7) 5,829 5,021
FirstEnergy, Series B, 2.25%, 9/1/30  2,840 2,353
FirstEnergy, Series C, 3.40%, 3/1/50  19,676 12,985
Georgia Power, 4.95%, 5/17/33  17,255 16,751
Georgia Power, 5.25%, 3/15/34  18,800 18,674
Indianapolis Power & Light, 5.70%, 4/1/54 (1) 5,430 5,297
IPALCO Enterprises, 5.75%, 4/1/34 (1) 9,230 9,075
MidAmerican Energy, 5.85%, 9/15/54  6,460 6,624
NextEra Energy Capital Holdings, 2.44%, 1/15/32  9,941 8,137
Niagara Mohawk Power, 5.664%, 1/17/54 (1) 9,190 8,832
NRG Energy, 4.45%, 6/15/29 (1) 9,592 9,005
Pacific Gas & Electric, 2.10%, 8/1/27  7,517 6,770
Pacific Gas & Electric, 2.50%, 2/1/31  21,478 17,726
Pacific Gas & Electric, 3.30%, 12/1/27  3,550 3,294
Pacific Gas & Electric, 3.95%, 12/1/47 (7) 10,551 7,602

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Pacific Gas & Electric, 4.55%, 7/1/30 (7) 17,647 16,663
Pacific Gas & Electric, 5.80%, 5/15/34  12,560 12,531
Pacific Gas & Electric, 6.70%, 4/1/53 (7) 5,775 6,095
Pacific Gas & Electric, 6.75%, 1/15/53  12,830 13,532
Pacific Gas & Electric, 6.95%, 3/15/34  9,445 10,190
PacifiCorp, 5.30%, 2/15/31  14,010 13,871
Palomino Funding Trust I, 7.233%, 5/17/28 (1) 9,700 10,075
Southern, 5.70%, 3/15/34  27,500 27,915
Southern California Edison, 5.45%, 6/1/31  4,600 4,614
Southern California Edison, 5.70%, 3/1/53  8,250 8,031
Talen Energy Supply, 8.625%, 6/1/30 (1) 12,143 13,023
Vistra, VR, 8.00% (1)(6)(8) 16,305 16,468
Vistra, Series C, VR, 8.875% (1)(6)(8) 8,200 8,487
Vistra Operations, 6.00%, 4/15/34 (1) 5,820 5,832
Vistra Operations, 6.95%, 10/15/33 (1) 7,385 7,839
Vistra Operations, 7.75%, 10/15/31 (1) 8,110 8,414
471,303
Natural Gas  0.2%
Boston Gas, 6.119%, 7/20/53 (1)(7) 5,860 5,781
Engie, 5.25%, 4/10/29 (1) 6,335 6,296
Engie, 5.625%, 4/10/34 (1) 7,835 7,845
NiSource, 5.25%, 3/30/28  3,395 3,382
Sempra, 3.40%, 2/1/28  3,450 3,238
Sempra, 3.70%, 4/1/29  5,350 4,983
31,525
Total Utility 502,828
Total Corporate Bonds
(Cost $4,522,544) 4,383,938
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  1.4%
Owned No Guarantee  0.8%
Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53  3,735 3,664
Corp. Nacional del Cobre de Chile, 6.44%, 1/26/36 (1) 9,730 9,939
Freeport Indonesia, 5.315%, 4/14/32 (7) 6,785 6,548
Gaci First Investment, 4.875%, 2/14/35  17,430 16,394
Gaci First Investment, 5.125%, 2/14/53  28,255 24,190
Petroleos Mexicanos, 6.50%, 3/13/27  42,050 39,808
Republic of Chile, 3.625%, 8/1/27  7,685 7,258
Republic of Chile, 6.30%, 9/8/53 (1) 20,560 20,169
127,970
Sovereign  0.6%
Kingdom of Saudi Arabia, 5.75%, 1/16/54 (1) 12,140 11,755

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Republic of Panama, 7.50%, 3/1/31  32,770 33,928
Republic of Romania, 5.875%, 1/30/29 (1) 18,690 18,547
United Mexican States, 5.00%, 5/7/29  16,700 16,306
United Mexican States, 6.00%, 5/7/36  15,680 15,426
95,962
Total Foreign Government Obligations & Municipalities
(Cost $223,689) 223,932
MUNICIPAL SECURITIES  0.0%
California  0.0%
Los Angeles Dept. of Airports, Build America, 6.582%, 5/15/39  3,140 3,346
3,346
Illinois  0.0%
Illinois, Build America, GO, 7.35%, 7/1/35  3,651 3,916
3,916
Total Municipal Securities
(Cost $7,196) 7,262
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  2.4%
Collateralized Mortgage Obligations  0.9%
BINOM Securitization Trust
Series 2021-INV1, Class A1, CMO, ARM
2.034%, 6/25/56 (1) 8,699 7,492
Citigroup Mortgage Loan Trust
Series 2022-INV1, Class A4B, CMO, ARM
3.00%, 11/27/51 (1) 7,278 5,874
Connecticut Avenue Securities
Series 2017-C06, Class 2ED1, CMO, ARM
SOFR30A + 1.114%, 6.438%, 2/25/30  78 78
Connecticut Avenue Securities
Series 2022-R01, Class 1M2, CMO, ARM
SOFR30A + 1.90%, 7.224%, 12/25/41 (1) 19,620 19,840
Flagstar Mortgage Trust
Series 2018-6RR, Class 2A4, CMO, ARM
4.00%, 9/25/48 (1) 814 773
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M TSFR + 0.964%, 6.00%, 3/25/50 (1) 3,485 3,282
Flagstar Mortgage Trust
Series 2021-5INV, Class A16, CMO, ARM
2.50%, 7/25/51 (1) 9,296 7,192

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Flagstar Mortgage Trust
Series 2021-8INV, Class A18, CMO, ARM
2.50%, 9/25/51 (1) 8,488 6,567
FWD Securitization Trust
Series 2020-INV1, Class A3, CMO, ARM
2.44%, 1/25/50 (1) 1,013 928
Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM
3.50%, 11/25/57 (1) 731 642
Galton Funding Mortgage Trust
Series 2018-2, Class A22, CMO, ARM
4.00%, 10/25/58 (1) 1,563 1,413
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
5.802%, 7/25/44 (1) 331 325
GS Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, CMO, ARM
2.921%, 10/25/50 (1) 15,510 12,771
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, CMO, ARM
1.073%, 9/25/56 (1) 11,011 8,923
JPMorgan Mortgage Trust
Series 2019-INV3, Class A3, CMO, ARM
3.50%, 5/25/50 (1) 4,315 3,797
JPMorgan Mortgage Trust
Series 2020-INV1, Class A11, CMO, ARM
1M TSFR + 0.944%, 6.00%, 8/25/50 (1) 2,187 2,068
JPMorgan Mortgage Trust
Series 2020-INV1, Class A3, CMO, ARM
3.50%, 8/25/50 (1) 3,698 3,197
JPMorgan Mortgage Trust
Series 2020-LTV1, Class A15, CMO, ARM
3.50%, 6/25/50 (1) 243 236
JPMorgan Mortgage Trust
Series 2020-LTV1, Class A3, CMO, ARM
3.50%, 6/25/50 (1) 602 585
Morgan Stanley Residential Mortgage Loan Trust
Series 2023-NQM1, Class A2, CMO, STEP
7.53%, 9/25/68 (1) 5,508 5,599
New Residential Mortgage Loan Trust
Series 2021-INV1, Class A4, CMO, ARM
2.50%, 6/25/51 (1) 5,822 4,516
New Residential Mortgage Loan Trust
Series 2021-INV2, Class A4, CMO, ARM
2.50%, 9/25/51 (1) 10,728 8,381

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
OBX Trust
Series 2019-INV2, Class A25, CMO, ARM
4.00%, 5/27/49 (1) 906 813
OBX Trust
Series 2019-INV2, Class A5, CMO, ARM
4.00%, 5/27/49 (1) 2,451 2,201
OBX Trust
Series 2020-EXP1, Class 1A8, CMO, ARM
3.50%, 2/25/60 (1) 6,317 5,500
OBX Trust
Series 2023-NQM9, Class A2, CMO, STEP
7.513%, 10/25/63 (1) 1,285 1,301
Sequoia Mortgage Trust
Series 2018-CH1, Class A2, CMO, ARM
3.50%, 3/25/48 (1) 598 528
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM
4.00%, 6/25/48 (1) 2,750 2,501
Sequoia Mortgage Trust
Series 2018-CH3, Class A2, CMO, ARM
4.00%, 8/25/48 (1) 543 526
SG Residential Mortgage Trust
Series 2019-3, Class A1, CMO, ARM
2.703%, 9/25/59 (1) 246 241
Structured Agency Credit Risk Debt Notes
Series 2024-DNA2, Class A1, CMO, ARM
SOFR30A + 1.25%, 6.574%, 5/25/44 (1) 12,690 12,706
Towd Point Mortgage Trust
Series 2019-HY3, Class A1A, CMO, ARM
1M TSFR + 1.114%, 6.439%, 10/25/59 (1) 3,030 3,077
Verus Securitization Trust
Series 2019-INV2, Class A3, CMO, ARM
4.219%, 7/25/59 (1) 1,609 1,577
Verus Securitization Trust
Series 2019-INV3, Class A3, CMO, ARM
4.10%, 11/25/59 (1) 3,056 2,962
Verus Securitization Trust
Series 2020-INV1, Class A1, CMO, ARM
2.977%, 3/25/60 (1) 8 8
Verus Securitization Trust
Series 2022-1, Class A1, CMO, STEP
2.724%, 1/25/67 (1) 5,332 4,791
Vista Point Securitization Trust
Series 2020-2, Class A1, CMO, ARM
1.475%, 4/25/65 (1) 1,720 1,568
144,779

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Commercial Mortgage-Backed Securities  1.5%
Austin Fairmont Hotel Trust
Series 2019-FAIR, Class B, ARM
1M TSFR + 1.297%, 6.614%, 9/15/32 (1) 6,970 6,953
BBCMS Mortgage Trust
Series 2019-BWAY, Class D, ARM
1M TSFR + 2.274%, 7.591%, 11/15/34 (1) 10,230 1,325
BX Commercial Mortgage Trust
Series 2024-MDHS, Class A, ARM
1M TSFR + 1.641%, 6.991%, 5/15/41 (1) 41,870 41,922
BX Trust
Series 2021-ARIA, Class B, ARM
1M TSFR + 1.411%, 6.728%, 10/15/36 (1) 6,815 6,736
Cantor Commercial Real Estate Lending
Series 2019-CF2, Class B
3.267%, 11/15/52  9,752 8,060
Citigroup Commercial Mortgage Trust
Series 2019-C7, Class 805A, ARM
3.79%, 12/15/72 (1) 12,000 4,838
Citigroup Commercial Mortgage Trust
Series 2020-555, Class C
3.031%, 12/10/41 (1) 8,370 7,032
Citigroup Commercial Mortgage Trust
Series 2020-555, Class D
3.233%, 12/10/41 (1) 5,500 4,582
Cold Storage Trust
Series 2020-ICE5, Class A, ARM
1M TSFR + 1.014%, 6.334%, 11/15/37 (1) 9,255 9,240
Cold Storage Trust
Series 2020-ICE5, Class B, ARM
1M TSFR + 1.414%, 6.734%, 11/15/37 (1) 11,083 11,079
Eleven Madison Mortgage Trust
Series 2015-11MD, Class A, ARM
3.555%, 9/10/35 (1) 8,908 8,478
GS Mortgage Securities Trust
Series 2019-GC40, Class B
3.543%, 7/10/52  12,730 10,679
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class AFX
4.248%, 7/5/33 (1) 9,825 9,088
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class BFX
4.549%, 7/5/33 (1) 7,620 6,606
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class CFX
4.95%, 7/5/33 (1) 11,395 9,297

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
MARQ Trust
Series 2024-HOU, Class A, ARM
1M TSFR + 1.591%, 6.91%, 6/15/29 (1) 7,965 7,945
MED Commercial Mortgage Trust
Series 2024-MOB, Class A, ARM
1M TSFR + 1.592%, 6.908%, 5/15/41 (1) 13,149 13,150
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17, Class B, ARM
4.464%, 8/15/47  20,470 20,204
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class A, ARM
1M TSFR + 1.392%, 6.692%, 5/15/39 (1) 24,450 24,473
UBS Commercial Mortgage Trust
Series 2018-C9, Class AS, ARM
4.318%, 3/15/51  7,230 6,505
VNDO Trust
Series 2016-350P, Class D, ARM
3.903%, 1/10/35 (1) 8,849 8,016
WB Commercial Mortgage Trust
Series 2024-HQ, Class A, ARM
5.937%, 3/15/40 (1) 6,965 6,951
Worldwide Plaza Trust
Series 2017-WWP, Class A
3.526%, 11/10/36 (1) 19,849 14,436
247,595
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $447,352) 392,374
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  28.5%
U.S. Government Agency Obligations  21.6%
Federal Home Loan Mortgage
2.50%, 5/1/30  4,056 3,811
3.00%, 12/1/42 - 4/1/47  14,971 13,148
3.50%, 9/1/42 - 3/1/46  70,086 63,682
4.00%, 10/1/40 - 8/1/45  7,414 6,926
4.50%, 6/1/39 - 5/1/42  11,380 10,995
5.00%, 7/1/25 - 8/1/40  3,088 3,049
5.50%, 4/1/26 - 12/1/39  3,007 3,022
6.00%, 10/1/32 - 8/1/38  1,870 1,910
6.50%, 2/1/36 - 9/1/39  757 774
7.00%, 12/1/24 - 6/1/32  18 18
7.50%, 6/1/24  — —
Federal Home Loan Mortgage, ARM

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
1Y CMT + 2.25%, 6.34%, 10/1/36  27 28
RFUCCT1Y + 1.832%, 6.081%, 3/1/36  75 76
RFUCCT1Y + 1.842%, 6.091%, 1/1/37  119 119
RFUCCT1Y + 1.917%, 6.291%, 2/1/37  65 65
RFUCCT1Y + 1.93%, 6.187%, 12/1/36  76 76
RFUCCT1Y + 2.031%, 6.276%, 11/1/36  109 109
Federal Home Loan Mortgage, CMO, PO, Zero Coupon, 8/15/28  4 4
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  26,010 22,200
2.00%, 8/1/36 - 5/1/52  304,252 240,644
2.50%, 4/1/37 - 9/1/52  322,849 264,946
3.00%, 7/1/34 - 8/1/52  112,207 97,718
3.50%, 6/1/47 - 11/1/52  64,281 57,090
4.00%, 6/1/37 - 2/1/50  27,414 25,663
4.50%, 9/1/37 - 11/1/52  65,786 61,685
5.00%, 8/1/52 - 11/1/53  28,683 27,628
5.50%, 8/1/53 - 2/1/54  48,309 47,623
6.50%, 1/1/54  2,387 2,431
Federal National Mortgage Assn.
3.00%, 6/1/33 - 8/1/46  5,726 4,952
3.50%, 6/1/42 - 5/1/46  42,360 38,414
4.00%, 11/1/40  7,339 6,918
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.34%, 5.59%, 12/1/35  62 62
RFUCCT1Y + 1.597%, 5.839%, 7/1/36  188 192
RFUCCT1Y + 1.655%, 5.905%, 8/1/37  44 44
RFUCCT1Y + 1.87%, 6.12%, 8/1/36  113 113
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/25/32  20 3
Federal National Mortgage Assn., UMBS
1.50%, 2/1/37 - 1/1/42  65,351 54,468
2.00%, 11/1/35 - 7/1/52  995,426 791,433
2.50%, 5/1/30 - 9/1/52  533,237 439,185
3.00%, 6/1/27 - 7/1/52  392,025 342,784
3.50%, 11/1/32 - 3/1/52  121,767 110,497
4.00%, 7/1/35 - 12/1/52  188,690 175,157
4.50%, 7/1/39 - 7/1/52  96,694 92,498
5.00%, 3/1/25 - 9/1/53  94,639 91,992
5.50%, 4/1/34 - 2/1/54  105,507 104,280
6.00%, 11/1/32 - 1/1/54  162,203 163,459
6.50%, 8/1/27 - 1/1/54  39,297 40,148
7.00%, 10/1/29 - 4/1/37  94 97
UMBS, TBA (10)
3.50%, 6/1/54  28,465 24,955

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
5.00%, 6/1/54  55,185 53,108
5.50%, 6/1/54  14,690 14,452
6.00%, 6/1/54  11,280 11,295
6.50%, 6/1/54  56,435 57,359
3,573,305
U.S. Government Obligations  6.9%
Government National Mortgage Assn.
1.50%, 8/20/36 - 6/20/37  10,131 8,544
2.00%, 1/20/51 - 3/20/52  242,015 194,111
2.50%, 8/20/50 - 3/20/52  250,798 209,120
3.00%, 9/15/42 - 6/20/52  187,643 163,070
3.50%, 9/15/41 - 7/20/52  137,513 124,351
4.00%, 2/20/41 - 10/20/52  121,879 112,844
4.50%, 7/15/26 - 4/20/53  86,876 82,739
5.00%, 9/15/33 - 6/20/48  34,272 33,993
5.50%, 10/20/32 - 3/20/49  14,645 14,857
6.00%, 1/20/34 - 12/20/38  1,850 1,914
6.50%, 1/15/26 - 12/15/31  35 35
7.00%, 5/20/28 - 11/20/28  10 10
7.50%, 7/15/28 - 8/15/28  33 33
8.00%, 9/15/27 - 10/15/27  70 71
8.50%, 9/20/26  — —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  2,764 2,462
3.50%, 10/20/50  9,510 7,707
Government National Mortgage Assn., CMO, IO
3.50%, 5/20/43  2,682 406
4.00%, 2/20/43  1,930 196
Government National Mortgage Assn., TBA (10)
2.50%, 6/20/54  26,135 21,782
5.00%, 6/20/54  40,940 39,733
5.50%, 6/20/54  64,425 63,905
6.00%, 6/20/54  47,285 47,575
6.50%, 6/20/54  19,365 19,656
1,149,114
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $5,104,701) 4,722,419
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  30.7%
U.S. Treasury Obligations  30.7%
U.S. Treasury Bonds, 3.375%, 8/15/42  300,420 250,945
U.S. Treasury Bonds, 3.875%, 2/15/43 (11) 159,815 142,909

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Bonds, 4.00%, 11/15/42 (11) 304,955 277,985
U.S. Treasury Bonds, 4.25%, 2/15/54  309,420 290,275
U.S. Treasury Bonds, 4.50%, 2/15/44  442,680 429,676
U.S. Treasury Inflation-Indexed Notes, 1.375%, 7/15/33  125,991 118,530
U.S. Treasury Inflation-Indexed Notes, 1.75%, 1/15/34  561,970 543,267
U.S. Treasury Notes, 0.625%, 12/31/27  206,375 179,546
U.S. Treasury Notes, 0.625%, 8/15/30  60,645 48,042
U.S. Treasury Notes, 1.50%, 1/31/27  308,150 283,546
U.S. Treasury Notes, 3.25%, 6/30/27  234,665 225,352
U.S. Treasury Notes, 3.875%, 11/30/27  212,795 207,741
U.S. Treasury Notes, 4.125%, 6/15/26  23,040 22,712
U.S. Treasury Notes, 4.125%, 9/30/27  228,435 224,901
U.S. Treasury Notes, 4.125%, 10/31/27  7,870 7,746
U.S. Treasury Notes, 4.25%, 2/28/29  37,790 37,377
U.S. Treasury Notes, 4.50%, 7/15/26  249,905 248,187
U.S. Treasury Notes, 4.625%, 2/28/26  159,700 158,852
U.S. Treasury Notes, 4.625%, 9/15/26 (11) 737,622 734,741
U.S. Treasury Notes, 4.625%, 10/15/26 (11) 346,295 345,105
U.S. Treasury Notes, 4.625%, 9/30/28  312,765 313,645
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $5,188,362) 5,091,080
SHORT-TERM INVESTMENTS  3.6%
Money Market Funds  3.6%
T. Rowe Price Government Reserve Fund, 5.39% (4)(12) 600,784 600,784
Total Short-Term Investments
(Cost $600,784) 600,784
SECURITIES LENDING COLLATERAL  0.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 5.39% (4)(12) 3,030 3,030
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 3,030

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 5.39% (4)(12) 87,901 87,901
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 87,901
Total Securities Lending Collateral
(Cost $90,931) 90,931
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.1%
Exchange-Traded Options Purchased 0.0%
Description Contracts
Notional
Amount $ Value
U.S. Treasury 10-Year Notes Futures, Put, 6/21/24 @
$107.75 (13) 4,582 498,507 1,074
Total Exchange-Traded Options Purchased (Cost $2,298) 1,074
OTC Options Purchased 0.1%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
30 Year Interest Rate Swap,
8/12/54 Pay Fixed 3.80%
Annually, Receive Variable
5.34% (SOFR) Annually,
8/8/24 @ 3.80%* (13) 1 114,982 3,446
Barclays Bank
30 Year Interest Rate Swap,
8/13/54 Pay Fixed 3.80%
Annually, Receive Variable
5.34% (SOFR) Annually,
8/9/24 @ 3.80%* (13) 1 202,750 6,110
Goldman Sachs
30 Year Interest Rate Swap,
8/13/54 Pay Fixed 3.80%
Annually, Receive Variable
5.34% (SOFR) Annually,
8/9/24 @ 3.80%* (13) 1 101,375 3,055
Morgan Stanley
30 Year Interest Rate Swap,
8/12/54 Pay Fixed 3.80%
Annually, Receive Variable
5.34% (SOFR) Annually,
8/8/24 @ 3.80%* (13) 1 101,375 3,039

T. ROWE PRICE New Income Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
30 Year Interest Rate Swap,
8/13/54 Pay Fixed 3.80%
Annually, Receive Variable
5.34% (SOFR) Annually,
8/9/24 @ 3.80%* (13) 1 202,750 6,110
Total OTC Options Purchased (Cost $22,816) 21,760
Total Options Purchased (Cost $25,114) 22,834
Total Investments in Securities
103.2% of Net Assets
(Cost $17,796,513) $ 17,111,857
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $2,577,516 and represents 15.5% of net assets.
(2) All or a portion of this loan is unsettled as of May 31, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(4) Affiliated Companies
(5) SEC 30-day yield
(6) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(7) See Note 4 . All or a portion of this security is on loan at May 31, 2024.
(8) Perpetual security with no stated maturity date.
(9) See Note 2. Level 3 in fair value hierarchy.
(10) See Note 4 . To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $353,820 and represents 2.1% of net assets.
(11) At May 31, 2024, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(12) Seven-day yield
(13) Non-income producing

T. ROWE PRICE New Income Fund

.
.
.
.
.
.
.
.
.
.
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month Term SOFR (Secured overnight financing rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PO Principal-only security for which the fund receives regular cash flows based on principal repayments
RFUCCT1Y Twelve month Refinitiv USD IBOR Consumer Cash Fallback
SEK Swedish Krona
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE New Income Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.3)%
OTC Options Written (0.3)%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
2 Year Interest Rate Swap,
8/12/26 Pay Fixed 4.20%
Annually, Receive Variable
5.34% (SOFR) Annually,
8/8/24 @ 4.20%* 1 922,538 (8,461)
Barclays Bank
2 Year Interest Rate Swap,
8/13/26 Pay Fixed 4.20%
Annually, Receive Variable
5.34% (SOFR) Annually,
8/9/24 @ 4.20%* 1 1,634,708 (14,970)
Goldman Sachs
2 Year Interest Rate Swap,
8/13/26 Pay Fixed 4.20%
Annually, Receive Variable
5.34% (SOFR) Annually,
8/9/24 @ 4.20%* 1 804,779 (7,370)
Morgan Stanley
2 Year Interest Rate Swap,
8/12/26 Pay Fixed 4.20%
Annually, Receive Variable
5.34% (SOFR) Annually,
8/8/24 @ 4.20%* 1 839,988 (7,704)
Morgan Stanley
2 Year Interest Rate Swap,
8/13/26 Pay Fixed 4.20%
Annually, Receive Variable
5.34% (SOFR) Annually,
8/9/24 @ 4.20%* 1 1,634,707 (14,970)
Total Options Written (Premiums $(21,870)) $ (53,475)

T. ROWE PRICE New Income Fund

(Amounts in 000s)
SWAPS 0.3%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Bought 0.0%
Goldman Sachs, Protection Bought
(Relevant Credit: Markit CMBX.
NA.AAA-S15, 40 Year Index), Pay 0.50%
Monthly, Receive upon credit default,
11/18/64 2,883 35 72 (37)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.AAA-S15, 40 Year Index), Pay 0.50%
Monthly, Receive upon credit default,
11/18/64 315,508 3,857 8,168 (4,311)
Total Bilateral Credit Default Swaps, Protection
Bought 8,240 (4,348)
Credit Default Swaps, Protection Sold 0.0%
JPMorgan Chase, Protection Sold
(Relevant Credit: Barclays Bank, Baa1*),
Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24 (EUR) * 5,778 15 7 8
Total Bilateral Credit Default Swaps, Protection
Sold 7 8
Total Return Swaps (0.0)%
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Investment
Grade Index at Maturity, Pay Variable
5.343% (SOFR + 0.00%) at Maturity,
6/20/24 18,662 (176) (179) 3
Morgan Stanley, Receive Underlying
Reference: iBoxx USD Liquid Investment
Grade Index at Maturity, Pay Variable
5.310% (SOFR + 0.00%) at Maturity,
6/20/24 21,113 153 (137) 290
Morgan Stanley, Receive Underlying
Reference: iBoxx USD Liquid Investment
Grade Index at Maturity, Pay Variable
5.343% (SOFR + 0.00%) at Maturity,
6/20/24 21,113 (204) (153) (51)

T. ROWE PRICE New Income Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: iBoxx USD Liquid Investment
Grade Index at Maturity, Pay Variable
5.343% (SOFR + 0.00%) at Maturity,
6/20/24 21,113 (140) (171) 31
Total Bilateral Total Return Swaps (640) 273
Total Bilateral Swaps 7,607 (4,067)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.3%
Credit Default Swaps, Protection Sold 0.3%
Protection Sold (Relevant Credit:
Freeport-McMoRan, Baa2*), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/29 * 27,140 306 (14) 320
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S42, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit
default, 6/20/29 143,875 11,207 10,720 487
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S42, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/29 1,617,675 39,558 36,035 3,523
Protection Sold (Relevant Credit: United
Mexican States, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/29 * 328,877 1,457 823 634
Total Centrally Cleared Credit Default Swaps,
Protection Sold 4,964
Total Centrally Cleared Swaps 4,964
Net payments (receipts) of variation margin to date (4,473)
Variation margin receivable (payable) on centrally cleared swaps $ 491
* Credit ratings as of May 31, 2024. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $1,333.

T. ROWE PRICE New Income Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 7/19/24 NOK 326,845 USD 29,462 $ 1,716
Bank of America 7/19/24 NZD 13,020 USD 7,691 312
Canadian Imperial Bank
of Commerce 7/19/24 CAD 3,484 USD 2,540 19
Canadian Imperial Bank
of Commerce 7/19/24 USD 29,581 CAD 40,690 (304)
Citibank 7/19/24 AUD 2,744 USD 1,830 (2)
Citibank 7/19/24 JPY 4,321,605 USD 28,303 (615)
Citibank 7/19/24 NOK 12,101 USD 1,154 1
Citibank 7/19/24 USD 1,293 CHF 1,172 (13)
Citibank 7/19/24 USD 917 NOK 9,951 (32)
Deutsche Bank 7/19/24 USD 28,174 NOK 310,433 (1,438)
Deutsche Bank 8/23/24 USD 820 EUR 751 2
Deutsche Bank 8/30/24 USD 672 SEK 7,140 (10)
Goldman Sachs 7/19/24 NZD 3,490 USD 2,150 (5)
Goldman Sachs 7/19/24 USD 1,335 CAD 1,815 2
Goldman Sachs 7/19/24 USD 1,002 NOK 10,680 (16)
Goldman Sachs 7/19/24 USD 1,660 NZD 2,760 (36)
HSBC Bank 7/19/24 USD 2,669 CAD 3,645 (8)
HSBC Bank 8/23/24 USD 419 GBP 330 (1)
JPMorgan Chase 7/19/24 USD 1,155 JPY 175,650 30
JPMorgan Chase 7/19/24 USD 11,199 JPY 1,749,660 (11)
JPMorgan Chase 7/19/24 USD 990 NOK 10,878 (47)
JPMorgan Chase 7/19/24 USD 662 NZD 1,109 (20)
JPMorgan Chase 8/23/24 GBP 2,783 USD 3,556 (8)
Morgan Stanley 7/19/24 USD 830 JPY 128,075 9
Morgan Stanley 7/19/24 USD 1,656 NOK 17,939 (56)
Morgan Stanley 7/19/24 USD 664 NZD 1,105 (15)
RBC Dominion
Securities 7/19/24 USD 1,075 AUD 1,636 (15)
Standard Chartered 8/30/24 USD 2,029 SEK 21,589 (32)
UBS Investment Bank 7/19/24 CHF 9,555 USD 10,463 186
UBS Investment Bank 7/19/24 USD 1,494 CAD 2,040 (5)
UBS Investment Bank 7/19/24 USD 37,514 CHF 33,836 (198)
UBS Investment Bank 8/23/24 EUR 27,483 USD 29,993 (58)
UBS Investment Bank 8/23/24 USD 84,537 EUR 77,462 164
Wells Fargo 7/19/24 AUD 7,668 USD 4,943 167
Net unrealized gain (loss) on open forward
currency exchange contracts $ (337)

T. ROWE PRICE New Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 629 Commonwealth of Australia ten year
bond contracts 6/24 47,148 $ (329)
Short, 325 Euro BUND contracts 6/24 (45,611) 321
Long, 4,949 U.S. Treasury Notes five year
contracts 9/24 523,589 (200)
Short, 15,000 U.S. Treasury Notes two year
contracts 9/24 (3,055,547) (1,428)
Long, 5,515 Ultra U.S. Treasury Bonds contracts 9/24 675,243 (7,227)
Short, 6,761 Ultra U.S. Treasury Notes ten year
contracts 9/24 (757,443) 1,537
Net payments (receipts) of variation margin to date 9,295
Variation margin receivable (payable) on open futures contracts $ 1,969

T. ROWE PRICE New Income Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Institutional Floating Rate Fund
- Z Class, 8.97%  $ — $ 9 $ 29
T. Rowe Price Government Reserve Fund,
5.39% — — 60,623++
Totals $ —# $ 9 $ 60,652+
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
05/31/24
T. Rowe Price Institutional
Floating Rate Fund - Z Class,
8.97%  $ 284 $ 29 $ — $ 322
T. Rowe Price Government
Reserve Fund, 5.39% 2,018,913  ¤  ¤ 691,715
Total $ 692,037^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $60,652 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $692,014.

T. ROWE PRICE New Income Fund
May 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $17,796,513) $ 17,111,857
Interest receivable 125,597
Receivable for investment securities sold 35,537
Cash 25,883
Bilateral swap premiums paid 8,247
Receivable for shares sold 5,644
Due from affiliates 3,341
Unrealized gain on forward currency exchange contracts 2,608
Variation margin receivable on futures contracts 1,969
Variation margin receivable on centrally cleared swaps 491
Foreign currency (cost $339) 340
Unrealized gain on bilateral swaps 332
Other assets 4,149
Total assets 17,325,995
Liabilities
Payable for investment securities purchased 567,318
Obligation to return securities lending collateral 90,931
Options written (premiums $21,870) 53,475
Payable for shares redeemed 12,779
Investment management fees payable 4,414
Unrealized loss on bilateral swaps 4,399
Unrealized loss on forward currency exchange contracts 2,945
Bilateral swap premiums received 640
Payable to directors 9
Other liabilities 2,119
Total liabilities 739,029
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 16,586,966

T. ROWE PRICE New Income Fund
May 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (3,410,634)
Paid-in capital applicable to 2,117,073,832 shares of $1.00
par value capital stock outstanding; 12,000,000,000 shares
authorized 19,997,600
NET ASSETS $ 16,586,966
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $715,044; Shares outstanding: 91,215,022) $ 7.84
Advisor Class
(Net assets: $7,769; Shares outstanding: 993,356) $ 7.82
R Class
(Net assets: $1,043; Shares outstanding: 133,064) $ 7.84
I Class
(Net assets: $2,560,689; Shares outstanding:
327,033,118) $ 7.83
Z Class
(Net assets: $13,302,421; Shares outstanding:
1,697,699,272) $ 7.84

T. ROWE PRICE New Income Fund
Statement of Operations

($000s)
Year
Ended
5/31/24
Investment Income (Loss)
Income
    Interest $ 686,891
Dividend 60,652
Securities lending 787
Other 26
Total income 748,356
Expenses
Investment management 51,063
Shareholder servicing
Investor Class $ 1,588
Advisor Class 59
R Class 5
I Class 881 2,533
Rule 12b-1 fees
Advisor Class 20
R Class 5 25
Prospectus and shareholder reports
Investor Class 80
Advisor Class 1
I Class 29
Z Class 7 117
Custody and accounting 553
Registration 114
Directors 56
Legal and audit 39
Proxy and annual meeting 37
Miscellaneous 167
Waived / paid by Price Associates (42,146)
Total expenses 12,558
Net investment income 735,798

T. ROWE PRICE New Income Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (537,999)
Futures (85,792)
Swaps 6,126
Forward currency exchange contracts (6,179)
Foreign currency transactions 733
Net realized loss (623,111)
Change in net unrealized gain / loss
Securities 120,256
Futures (953)
Swaps (4,608)
Options written (31,605)
Forward currency exchange contracts 2,484
Other assets and liabilities denominated in foreign currencies 6
Change in net unrealized gain / loss 85,580
Net realized and unrealized gain / loss (537,531)
INCREASE IN NET ASSETS FROM OPERATIONS
$ 198,267

T. ROWE PRICE New Income Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/24 5/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 735,798 $ 554,808
Net realized loss (623,111) (1,247,623)
Change in net unrealized gain / loss 85,580 178,559
Increase (decrease) in net assets from operations 198,267 (514,256)
Distributions to shareholders
Net earnings
Investor Class (31,917) (27,221)
Advisor Class (312) (332)
R Class (36) (30)
I Class (108,732) (87,651)
Z Class (601,311) (438,273)
Decrease in net assets from distributions (742,308) (553,507)
Capital share transactions
*
Shares sold
Investor Class 88,418 82,621
Advisor Class 751 857
R Class 205 119
I Class 563,765 472,373
Z Class 2,671,232 1,093,418
Distributions reinvested
Investor Class 30,533 25,930
Advisor Class 307 327
R Class 36 30
I Class 105,199 84,613
Z Class 605,052 438,273
Shares redeemed
Investor Class (194,789) (230,029)
Advisor Class (2,198) (5,277)
R Class (173) (463)
I Class (682,641) (727,108)
Z Class (1,902,211) (2,198,371)
Increase (decrease) in net assets from capital
share transactions 1,283,486 (962,687)

T. ROWE PRICE New Income Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/24 5/31/23
Net Assets
Increase (decrease) during period 739,445 (2,030,450)
Beginning of period 15,847,521 17,877,971
End of period $ 16,586,966 $ 15,847,521
*Share information (000s)
Shares sold
Investor Class 11,176 10,027
Advisor Class 95 104
R Class 26 14
I Class 71,644 57,367
Z Class 338,515 133,534
Distributions reinvested
Investor Class 3,872 3,166
Advisor Class 39 40
R Class 4 4
I Class 13,352 10,336
Z Class 76,787 53,524
Shares redeemed
Investor Class (24,713) (27,871)
Advisor Class (279) (654)
R Class (22) (56)
I Class (86,380) (87,780)
Z Class (241,018) (263,861)
Increase (decrease) in shares outstanding 163,098 (112,106)

T. ROWE PRICE New Income Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price New Income Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as a diversified, open-
end management investment company.  The fund seeks to maximize total return through income and capital appreciation. The fund has five classes of shares: the New Income Fund (Investor Class), the New Income Fund–
Advisor Class (Advisor Class), the New Income Fund–R Class (R Class),
the New Income Fund–I Class (I Class) and the New Income Fund–Z Class
(Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries, and R Class shares are available through financial intermediaries for employer-sponsored defined contribution retirement plans and certain other retirement accounts. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts.
The Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor, I and Z Classes do not pay Rule
12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE New Income Fund

Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class and R Class each pay Rule 12b-1 fees, in an amount not exceeding 0.25% and
0.50%, respectively, of the class’s average daily net assets.

T. ROWE PRICE New Income Fund

Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4
p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE New Income Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. ROWE PRICE New Income Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE New Income Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on May 31,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 12,013,048 $ — $ 12,013,048
Bond Mutual Funds 322 — — 322
Corporate Bonds — 4,361,223 22,715 4,383,938
Short-Term Investments 600,784 — — 600,784
Securities Lending Collateral 90,931 — — 90,931
Options Purchased 1,074 21,760 — 22,834
Total Securities 693,111 16,396,031 22,715 17,111,857
Swaps* — 9,024 — 9,024
Forward Currency Exchange
Contracts — 2,608 — 2,608
Futures Contracts* 1,858 — — 1,858
Total $ 694,969 $ 16,407,663 $ 22,715 $ 17,125,347
Liabilities
Options Written $ — $ 53,475 $ — $ 53,475
Swaps — 520 — 520
Forward Currency Exchange
Contracts — 2,945 — 2,945
Futures Contracts* 9,184 — — 9,184
Total $ 9,184 $ 56,940 $ — $ 66,124
1
Includes Asset-Backed Securities, Bank Loans, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities,
U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE New Income Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended May 31, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of May 31, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE New Income Fund

($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures, Securities^ $ 24,692
Foreign exchange derivatives Forwards 2,608
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps 9,024
^
,*
Total $ 36,324
^
,*
Liabilities
Interest rate derivatives Futures, Options Written $ 62,659
Foreign exchange derivatives Forwards 2,945
Credit derivatives Bilateral Swaps and Premiums 520
Total $ 66,124
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.

T. ROWE PRICE New Income Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended May 31, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Interest rate
derivatives $ 536 $ — $ (85,792) $ — $ (32,727) $ (117,983)
Foreign
exchange
derivatives (5,972) — — (6,179) — (12,151)
Credit
derivatives (2,060) — — — 38,853 36,793
Total $ (7,496) $ — $ (85,792) $ (6,179) $ 6,126 $ (93,341)
Change in
Unrealized
Gain (Loss)
Interest rate
derivatives $ (2,280) $ (31,605) $ (953) $ — $ — $ (34,838)
Foreign
exchange
derivatives 3,390 — — 2,484 — 5,874
Credit
derivatives — — — — (4,608) (4,608)
Total $ 1,110 $ (31,605) $ (953) $ 2,484 $ (4,608) $ (33,572)
^ Options purchased are reported as securities.

T. ROWE PRICE New Income Fund

because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to
$250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the

T. ROWE PRICE New Income Fund

fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of May 31, 2024, securities valued at $34,223,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of May 31, 2024, collateral pledged by counterparties to the fund for bilateral derivatives consisted of securities valued at $2,056,000. As of May 31, 2024, securities valued at $297,007,000 had been posted by the fund for exchange-
traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended May 31, 2024, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally less than 1% of net assets.

T. ROWE PRICE New Income Fund

Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-
upon price, date, time, and place. The fund currently invests only in exchange-
traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations.
Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended
May 31, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 21% and 39% of net assets.
Options   The fund is subject to interest rate risk, foreign currency exchange rate risk and credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse
(exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of
Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations;

T. ROWE PRICE New Income Fund

premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate; although certain currency options may be settled by exchanging only the net gain or loss on the contract.
In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates, currency values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended May 31, 2024, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 0% and 53% of net assets.
Swaps  The fund is subject to interest rate risk and credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying

T. ROWE PRICE New Income Fund

Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms;
unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of
Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract
(variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of May 31, 2024, the notional amount of protection sold by the fund totaled $2,123,836,000 (12.8% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks

T. ROWE PRICE New Income Fund

related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-
traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2024, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 3% and 23% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and

T. ROWE PRICE New Income Fund

serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also invests in stripped MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-only (PO) strip.
MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-than-anticipated prepayments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage
Obligations  The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities
Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA
Transactions). At any time, the fund’s risk of loss from a particular counterparty

T. ROWE PRICE New Income Fund

related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated
MSFTA Transactions and collateral received, if any, from such counterparty. As of May 31, 2024, securities valued at $440,000 had been posted by the fund to counterparties for MSFTA Transactions. Collateral pledged by counterparties to the fund for MSFTA Transactions consisted of $149,000 cash and securities valued at $458,000 as of May 31, 2024.
Dollar Rolls   The fund enters into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns.
While the fund may enter into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, it may also close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities.
Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan;

T. ROWE PRICE New Income Fund

however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the
Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
May 31, 2024, the value of loaned securities was $88,335,000; the value of cash collateral and related investments was $90,931,000.

T. ROWE PRICE New Income Fund

Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $5,738,065,000 and $4,594,541,000, respectively, for the year ended May 31, 2024. Purchases and sales of U.S. government securities aggregated $24,025,173,000 and $23,328,510,000, respectively, for the year ended May 31, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of net currency gains or losses and the character of income on swaps.
The tax character of distributions paid for the periods presented was as follows:
($000s)
May 31,
2024
May 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 742,308 $ 553,507

T. ROWE PRICE New Income Fund

At May 31, 2024, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At May 31, 2024, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on certain open derivative contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and
Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee equal to 0.03% of the fund’s average daily net assets, and a group fee.
($000s)
Cost of investments $ 17,832,095
Unrealized appreciation $ 44,884
Unrealized depreciation (762,523)
Net unrealized appreciation (depreciation) $ (717,639)
($000s)
Overdistributed ordinary income $ (15,428)
Net unrealized appreciation (depreciation) (717,639)
Loss carryforwards and deferrals (2,677,567)
Total distributable earnings (loss) $ (3,410,634)

T. ROWE PRICE New Income Fund

The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to
0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At May 31,
2024, the effective annual group fee rate was 0.29%. Effective October 1,
2023, Price Associates has contractually agreed, at least through July 31,
2026, to waive a portion of its management fee so that an individual fund fee of 0.0255% is applied to the fund’s average daily net assets that are equal to or greater than $20 billion. Thereafter, this agreement will automatically renew for one-year terms unless terminated by the fund’s Board. Any fees waived under this agreement are not subject to reimbursement to Price Associates by the fund. No management fees were waived under this arrangement for the year ended May 31, 2024.
The Investor Class and R Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below.
Effective June 1, 2023, the Advisor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. Prior to June 1, 2023, the Advisor Class was not subject to a contractual expense limitation. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses;
and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or
(2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue

T. ROWE PRICE New Income Fund

through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended May 31, 2024 as indicated in the table below. Including these amounts, expenses previously waived/paid by
Price Associates in the amount of $1,780,000 remain subject to repayment by the fund at May 31, 2024. Any repayment of expenses previously waived/
paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
Investor
Class
Advisor
Class R Class I Class Z Class
Expense
limitation/I
Class Limit 0.44% 0.92% 1.08% 0.05% 0.00%
Expense
limitation date 09/30/25 09/30/25 09/30/25 09/30/25 N/A
(Waived)/
repaid during
the period
($000s) $(765) $(31) $(2) $— $(41,348)

T. ROWE PRICE New Income Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class, R Class and Advisor Class. For
the year ended May 31, 2024, expenses incurred pursuant to these service agreements were $111,000 for Price Associates; $1,584,000 for T. Rowe Price
Services, Inc.; and $149,000 for T. Rowe Price Retirement Plan Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended May 31, 2024, the fund was charged $358,000 for shareholder servicing costs related to the college savings plans, of which $310,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
May 31, 2024, approximately 28% of the outstanding shares of the I Class were held by college savings plans.

T. ROWE PRICE New Income Fund

Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At May 31, 2024, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may also invest in certain other T. Rowe Price funds (Price Funds)
as a means of gaining efficient and cost-effective exposure to certain markets.
The fund does not invest for the purpose of exercising management or control;
however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. Each underlying Price Fund is an open-
end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), the fund invests in the Z Class of each underlying Price Fund, for which
Price Associates is contractually obligated to waive and/or bear all of the
Z Class’s expenses, other than interest; expenses related to borrowings, taxes and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

T. ROWE PRICE New Income Fund

NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE New Income Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price New Income Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price New Income Fund, Inc. (the
"Fund") as of May 31, 2024, the related statement of operations for the year ended May 31, 2024, the statement of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31,
2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2024 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE New Income Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 18, 2024
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE New Income Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For shareholders subject to interest expense deduction limitation under Section
163(j), $675,882,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

T. ROWE PRICE New Income Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreements (Subadvisory Contracts) that the Adviser has entered into with T. Rowe Price International Ltd and T. Rowe Price Hong Kong
Limited (Subadvisers) on behalf of the fund. In that regard, at a meeting held on
March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory Contracts. At the Meeting, the Board
considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadvisers and the approval of the Advisory
Contract and Subadvisory Contracts. The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract and Subadvisory Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser and Subadvisers about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadvisers
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadvisers. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the
Adviser’s and Subadvisers’ senior management teams and investment personnel

T. ROWE PRICE New Income Fund

involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadvisers, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contracts.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board noted that, as of December 31, 2023, the fund lagged its benchmark for most performance periods and the fund’s total returns ranked in the fourth quartile for most periods when compared with performance peer groups selected by third-
party data providers. The Adviser provided the Board with information addressing the fund’s performance relative to its benchmarks and performance peers during the applicable periods, the primary reasons for such results, and efforts being undertaken to improve performance. The Board considered the Adviser’s responses and its efforts and plans to improve the fund’s investment performance and noted
that it will continue to periodically review the fund’s performance. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contracts.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE New Income Fund

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates, including the Subadvisers) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the
T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. Under each Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds, thus allowing shareholders of those funds to share potential economies of scale. In addition, the fund’s individual fund fee contains a breakpoint that reduces the individual fund fee rate once the fund’s assets reach a certain level and provides additional opportunities for sharing potential economies of scale.
The fund’s shareholders benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets.
The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE New Income Fund

The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of funds arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the Board noted that the Z Class operating expenses are largely covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price fund of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s and Subadvisers’ ongoing investments in their business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Investor Class Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense
Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE New Income Fund

information provided to the Board indicated that the fund’s contractual management fee ranked in the second quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the first quintile (Investor Class Expense Group and
Expense Universe) and second quintile (Advisor Class Expense Group), and the fund’s total expenses ranked in the second quintile (Investor Class Expense Group and Expense Universe) and first quintile (Advisor Class Expense Group).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the
Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE New Income Fund

Approval of the Advisory Contract and Subadvisory Contracts
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contracts. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contracts (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F43-050 7/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.  Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Income Fund
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 18, 2024